                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08917
             -------------------------------------------------------

               CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND, INC.
             -------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
             -------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
               Credit Suisse Institutional Fixed Income Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: August 31, 2004

Date of reporting period: September 1, 2003 to February 29, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE INSTITUTIONAL FUNDS


FIXED INCOME FUND

HIGH YIELD FUND



FEBRUARY 29, 2004 SEMIANNUAL REPORT
(UNAUDITED)

THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUNDS, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUNDS, P.O. BOX 8500, BOSTON, MA 02266-8500.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE INSTITUTIONAL FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 29, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                     SEMIANNUAL INVESTMENT ADVISER'S REPORT
                                   (UNAUDITED)

                                                                  March 23, 2004

Dear Shareholder:

We are writing to report on the results of the Credit Suisse Institutional Fixed Income Fund (the "Fund") for the fiscal half-year ended February 29, 2004.

At February 29, 2004, the net asset value ("NAV") per share of the Fund's shares was $14.63, compared to an NAV per share of $14.27 on August 31, 2003. Assuming the reinvestment of distributions totalling $0.40199 per share, the Fund's total return was 5.48%(1). By comparison, the Lehman Brothers U.S. Aggregate Bond Index(2) rose 4.92% during the same period.

Overall market conditions in the half-year were bond-friendly, in our view. Economic activity continued to gather upward momentum, exemplified by vigorous gains in GDP growth, capital spending, and key surveys of sentiment among businesses and consumers. While each of these might normally trigger concerns that interest rates could rise, however, such concerns appeared to be alleviated by persistently low inflation, robust increases in productivity and weak employment data. In addition, the Federal Reserve left interest rates unchanged and, in a number of public statements, made clear its inclination to leave them that way for some time.

Volatility fell while risk appetite rose. Occasional market jitters notwithstanding, the Fed's comments helped to dampen volatility by lending a degree of certainty to perceptions about the level of interest rates, at least in the near term. Risk appetite benefited from the improving tone of economic statistics and encouraging signs that the economic recovery was expanding beyond consumers and into the corporate sector.

Not surprisingly, spread-based debt outperformed in this environment. Returns--both absolute and relative--were thus highest among longer-maturity corporate bonds, which drew buyers attracted by comparatively higher yields. High yield and lower-rated investment-grade issues (I.E., rated BAA) were thus the top performers within the corporate universe. The Fund significantly outperformed its Lehman benchmark as a result of some of the same aspects of our strategy that had succeeded in the preceding fiscal period. The most successful of these included:

- We held exposure to high yield corporates, which greatly outperformed the investment-grade universe as a whole.

- We generated good relative performance in investment-grade corporates. Our approach here consisted of overweighting the allocation in terms of market value and duration, and emphasizing comparatively lower-quality credits.

- We enjoyed good security selection in mortgage-backed securities. Specifically, we focused on identifying pools of mortgage loans that we felt offered more desirable prepayment characteristics than the MBS market in aggregate.

- We chose to hold a small exposure to non-U.S. instruments. These included German government bonds that outperformed U.S. Treasuries, as well as small currency positions in the euro, yen and Australian dollar, all of which appreciated versus the U.S. dollar over the period.

The least beneficial contributions to the Fund's overall return were modest in scope and came from our allocations to government agency issues, commercial mortgage-backed securities and asset-backed securities. We underweighted agencies and CMBS, both of which generated positive excess returns; and concentrated our ABS holdings in top-quality issues, which underperformed lower-quality ABS.

Sincerely yours,

Credit Suisse Fixed Income Management Team

Jo Ann Corkran, Managing Director
Suzanne E. Moran, Managing Director
David N. Fisher, Director

IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004(1)

            1 YEAR         5 YEARS      SINCE INCEPTION     INCEPTION DATE
             6.43%          5.74%            6.67%            3/31/94

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

            1 YEAR         5 YEARS      SINCE INCEPTION     INCEPTION DATE
             6.89%          5.69%            6.69%            3/31/94

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers U.S. Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Division of The McGraw-Hill Companies, Inc., or Fitch Investors' Service. Investors cannot invest directly in an index.

                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 29, 2004 (UNAUDITED)

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
CORPORATE BONDS (32.7%)
AEROSPACE & DEFENSE (0.6%)
$     400  Lockheed Martin Corp., Bonds                              (BBB , Baa2)     12/01/29         8.500  $       536,429
      121  Sequa Corp., Senior Notes                                  (BB- , B1)      08/01/09         9.000          134,659
      125  Sequa Corp., Series B, Senior Notes                        (BB- , B1)      04/01/08         8.875          138,437
                                                                                                              ---------------
                                                                                                                      809,525
                                                                                                              ---------------
AUTOMOBILE MANUFACTURERS (0.3%)
      275  Ford Motor Co., Global Notes                              (BBB- , Baa1)    07/16/31         7.450          277,052
       95  General Motors Corp., Global Debentures                   (BBB , Baa1)     07/15/33         8.375          107,971
                                                                                                              ---------------
                                                                                                                      385,023
                                                                                                              ---------------
AUTOMOBILE PARTS & EQUIPMENT (0.0%)
       30  Collins & Aikman Products Corp., Company
             Guaranteed Notes (Callable 04/15/04 @ $100.00)!           (B- , B3)      04/15/06        11.500           28,800
                                                                                                              ---------------
BUILDING MATERIALS (0.1%)
      195  American Standard, Inc., Company Guaranteed Notes          (BB+ , Ba2)     02/01/08         7.375          218,400
                                                                                                              ---------------
COMMERCIAL SERVICES (0.3%)
      255  Erac USA Finance Co., Rule 144A, Notes++                  (BBB+ , Baa1)    05/15/06         6.625          276,902
      120  Iron Mountain, Inc., Company Guaranteed Notes
             (Callable 04/01/06 @ $104.31)                             (B , B3)       04/01/13         8.625          131,100
                                                                                                              ---------------
                                                                                                                      408,002
                                                                                                              ---------------
COSMETICS/PERSONAL CARE (0.4%)
      100  Armkel LLC, Global Senior Subordinated Notes
             (Callable 08/15/05 @ $104.75)                             (B , B2)       08/15/09         9.500          111,250
      440  Procter & Gamble Co., Bonds                                (AA- , Aa3)     02/01/34         5.500          441,580
                                                                                                              ---------------
                                                                                                                      552,830
                                                                                                              ---------------
DIVERSIFIED FINANCIALS (10.4%)
      645  Bear Stearns Companies, Inc., Global Notes                  (A , A1)       10/28/10         4.500          659,921
      495  Capital One Bank, Subordinated Notes                      (BB+ , Baa3)     06/13/13         6.500          539,776
      475  CIT Group, Inc., Global Senior Notes                        (A , A2)       04/02/12         7.750          571,803
      245  Countrywide Home Loans, Inc., Global Company
             Guaranteed Notes                                          (A , A3)       06/15/04         6.850          248,852
      435  Countrywide Home Loans, Inc., Global Notes                  (A , A3)       12/19/07         4.250          454,166
      390  Countrywide Home Loans, Inc., Series MTN, Global Notes      (A , A3)       05/21/08         3.250          389,060
      500  FGIC Corp., Rule 144A, Senior Notes++                      (AA , Aa2)      01/15/34         6.000          517,499
      525  FMR Corp., Rule 144A, Notes++                              (AA , Aa3)      03/01/13         4.750          531,226
      965  Ford Motor Credit Co., Global Bonds                        (BBB- , A3)     02/01/11         7.375        1,047,733
      390  Ford Motor Credit Co., Global Notes                        (BBB- , A3)     02/01/06         6.875          415,493
      945  General Electric Capital Corp., Series MTNA,
             Global Notes!                                            (AAA , Aaa)     06/15/12         6.000        1,045,426
      500  General Motors Acceptance Corp., Global Bonds              (BBB , A3)      11/01/31         8.000          552,473
      560  General Motors Acceptance Corp., Notes                     (BBB , A3)      12/10/07         4.375          568,800
      375  Goldman Sachs Group, Inc., Global Bonds                    (A+ , Aa3)      01/15/11         6.875          433,253
      855  Goldman Sachs Group, Inc., Global Notes                    (A+ , Aa3)      04/01/13         5.250          881,929
    1,170  Household Finance Corp., Global Notes                       (A , A1)       12/15/08         4.125        1,198,426
      345  Household Finance Corp., Global Notes                       (A , A1)       07/15/10         8.000          418,294
      490  Lehman Brothers Holdings, Inc., Series MTNG,
             Global Notes                                              (A , A1)       11/30/10         4.375          496,394
      380  MBNA America Bank, Rule 144A, Subordinated Notes++        (BBB , Baa2)     03/15/08         6.750          427,825
      640  Merrill Lynch & Company, Inc., Series MTNO,
             Senior Unsubordinated Notes                              (A+ , Aa3)      02/03/14         5.000          648,215
      825  Morgan Stanley, Global Notes                               (A+ , Aa3)      03/01/13         5.300          861,854

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
DIVERSIFIED FINANCIALS
$     200  PCA LLC/PCA Finance Corp., Global Senior Notes              (B- , B3)      08/01/09        11.875  $       223,000
      630  SLM Corp., Series MTNA, Notes                               (A , A2)       01/15/09         4.000          643,711
      145  Textron Financial Corp., Global Notes                       (A- , A3)      06/01/07         5.875          159,062
      130  Textron Financial Corp., Series MTNE, Notes#                (A- , A3)      10/06/06         1.500          130,610
                                                                                                              ---------------
                                                                                                                   14,064,801
                                                                                                              ---------------
ELECTRIC (5.2%)
      510  American Electric Power Company, Inc.,
             Series A, Global Notes                                  (BBB , Baa3)     05/15/06         6.125          551,217
      820  Cilcorp, Inc., Bonds                                      (BBB+ , Baa2)    10/15/29         9.375        1,141,646
      510  Cincinnati Gas & Electric Co., Notes                      (BBB , Baa1)     09/15/12         5.700          546,705
       90  CMS Energy Corp., Senior Notes!                             (B+ , B3)      01/15/09         7.500           93,262
      480  Consolidated Edison Company of New York, Debentures         (A , A1)       02/01/13         4.875          494,227
      200  Constellation Energy Group, Inc., Notes                   (BBB+ , Baa1)    04/01/07         6.350          220,140
      240  Constellation Energy Group, Inc., Notes                   (BBB+ , Baa1)    04/01/12         7.000          275,970
      260  Dominion Resources, Inc., Series B, Global Senior Notes   (BBB+ , Baa1)    07/15/05         7.625          280,240
      280  Duke Energy Corp., First Mortgage Notes                    (BBB+ , A3)     10/01/15         5.300          288,696
      185  Energy East Corp., Notes                                  (BBB , Baa2)     06/15/12         6.750          209,523
      319  FPL Group Capital, Inc., Company Guaranteed Notes           (A- , A2)      09/15/06         7.625          359,348
      380  FPL Group Capital, Inc., Notes                              (A- , A2)      04/11/06         3.250          388,239
      490  Oncor Electric Delivery Co., Global Secured Notes         (BBB , Baa1)     05/01/32         7.000          559,385
      350  Pinnacle West Capital Corp., Notes
             (Callable 11/01/04 @ $100.00)#                          (BBB- , Baa2)    11/01/05         1.931          350,299
      380  Progress Energy, Inc., Senior Notes                       (BBB- , Baa2)    03/01/06         6.750          412,601
      320  PSE&G Power LLC, Global Company Guaranteed Notes          (BBB , Baa1)     06/01/12         6.950          367,439
      345  Public Service Company of Colorado,
             Global Collateral Trust                                 (BBB+ , Baa1)    10/01/12         7.875          427,453
                                                                                                              ---------------
                                                                                                                    6,966,390
                                                                                                              ---------------
ELECTRONICS (0.1%)
      105  Sanmina-Sci Corp., Global Company Guaranteed Notes
             (Callable 01/15/07 @ $105.19)                            (BB- , Ba2)     01/15/10        10.375          122,850
                                                                                                              ---------------
ENTERTAINMENT (0.5%)
      100  Horseshoe Gaming Holding Corp., Series B, Company
             Guaranteed Notes (Callable 05/15/04 @ $104.31)            (B+ , B2)      05/15/09         8.625          105,375
       50  Intrawest Corp., Global Company Guaranteed Notes
             (Callable 02/01/05 @ $105.25)                             (B+ , B1)      02/01/10        10.500           55,250
      100  Isle of Capri Casinos, Inc., Company Guaranteed Notes
             (Callable 04/15/04 @ $104.38)                             (B , B2)       04/15/09         8.750          105,750
      145  Kerzner International, Ltd., Global Company
             Guaranteed Notes (Callable 08/15/06 @ $104.44)            (B+ , B2)      08/15/11         8.875          160,950
       85  Mohegan Tribal Gaming, Global Senior Subordinated Notes
             (Callable 07/01/06 @ $104.19)                            (BB- , Ba3)     07/01/11         8.375           94,138
      100  Penn National Gaming, Inc., Company Guaranteed Notes
             (Callable 03/15/06 @ $104.44)                             (B , B3)       03/15/10         8.875          108,000
                                                                                                              ---------------
                                                                                                                      629,463
                                                                                                              ---------------
ENVIRONMENTAL CONTROL (0.7%)
        6  Allied Waste North America, Series B, Company
             Guaranteed Notes (Callable 01/01/05 @ $102.63)           (BB- , Ba3)     01/01/09         7.875            6,266
      350  Waste Management, Inc., Global Company
             Guaranteed Notes                                        (BBB , Baa3)     05/15/32         7.750          426,412
      125  Waste Management, Inc., Notes                             (BBB , Baa3)     04/30/04         8.000          126,139
      375  Waste Management, Inc., Senior Notes                      (BBB , Baa3)     08/01/10         7.375          439,553
                                                                                                              ---------------
                                                                                                                      998,370
                                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
FOOD (1.8%)
$     310  ConAgra Foods, Inc., Notes                                (BBB+ , Baa1)    09/15/11         6.750  $       354,779
      290  ConAgra Foods, Inc., Notes                                (BBB+ , Baa1)    09/15/30         8.250          377,725
      450  General Mills, Inc., Global Notes                         (BBB+ , Baa2)    02/15/12         6.000          491,605
      310  Kellogg Co., Global Senior Notes                          (BBB , Baa2)     06/01/08         2.875          305,235
      555  Kellogg Co., Series B, Global Notes                       (BBB , Baa2)     04/01/11         6.600          637,181
      200  Land O' Lakes, Inc., Global Senior Notes
             (Callable 11/15/06 @ $104.38)!                            (B- , B3)      11/15/11         8.750          174,500
       70  Premier International Foods PLC, Yankee Senior Notes
             (Callable 09/01/04 @ $106.00)                             (B- , B3)      09/01/09        12.000           76,300
                                                                                                              ---------------
                                                                                                                    2,417,325
                                                                                                              ---------------
FOREST PRODUCTS, PAPER (0.1%)
      105  Appleton Papers, Inc., Series B, Global Company
             Guaranteed Notes (Callable 12/15/05 @ $106.25)            (B+ , B3)      12/15/08        12.500          119,963
                                                                                                              ---------------
GAS (0.9%)
      515  KeySpan Corp., Senior Notes                                  (A, A3)       11/15/30         8.000          669,871
      520  Sempra Energy, Notes                                      (BBB+ , Baa1)    12/01/05         6.950          561,404
                                                                                                              ---------------
                                                                                                                    1,231,275
                                                                                                              ---------------
HEALTHCARE PRODUCTS (0.4%)
      550  Baxter International, Inc., Notes                           (A- , A3)      05/01/07         5.250          590,187
                                                                                                              ---------------
HEALTHCARE SERVICES (0.1%)
      100  Extendicare Health Services, Inc., Company
             Guaranteed Notes (Callable 12/15/04 @ $101.56)            (B- , B3)      12/15/07         9.350          104,000
                                                                                                              ---------------
HOME BUILDERS (0.3%)
      175  KB Home, Senior Subordinated Notes
             (Callable 02/15/06 @ $104.75)                            (BB- , Ba2)     02/15/11         9.500          197,750
      170  Ryland Group, Senior Notes
             (Callable 09/01/05 @ $104.88)                           (BBB- , Ba1)     09/01/10         9.750          193,800
                                                                                                              ---------------
                                                                                                                      391,550
                                                                                                              ---------------
HOUSEHOLD PRODUCTS (0.1%)
      100  Jarden Corp., Global Company Guaranteed Notes
             (Callable 05/01/07 @ $104.88)                             (B- , B2)      05/01/12         9.750          111,500
                                                                                                              ---------------
INSURANCE (1.6%)
    1,515  American International Group, Inc., Rule 144A, Notes++,#   (AAA , Aaa)     05/15/13         4.375        1,473,153
      730  MetLife, Inc., Senior Notes                                 (A , A2)       11/24/13         5.000          744,167
                                                                                                              ---------------
                                                                                                                    2,217,320
                                                                                                              ---------------
IRON & STEEL (0.1%)
      110  AK Steel Corp., Company Guaranteed Notes
             (Callable 02/15/05 @ $102.65)!                            (B+ , B3)      02/15/09         7.875           97,900
                                                                                                              ---------------
LEISURE TIME (0.1%)
      100  Hard Rock Hotel, Inc., Global Notes
             (Callable 06/01/08 @ $104.44)                             (B , B3)       06/01/13         8.875          108,000
                                                                                                              ---------------
LODGING (0.7%)
       60  Ameristar Casinos, Inc., Global Company
             Guaranteed Notes (Callable 02/15/06 @ $105.38)            (B , B2)       02/15/09        10.750           69,300
       60  Aztar Corp., Senior Subordinated Notes
             (Callable 05/15/04 @ $102.96)                            (B+ , Ba3)      05/15/07         8.875           62,400
      150  MGM Mirage, Inc., Company Guaranteed Notes!                (BB- , Ba2)     02/01/11         8.375          173,625

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
LODGING
$     150  Station Casinos, Inc., Senior Subordinated Notes
             (Callable 07/01/05 @ $103.70)                             (B+ , B1)      07/01/10         9.875  $       171,375
      780  Windsor Woodmont Black Hawk, Series B, First Mortgage
             (Callable 03/15/04 @ $104.33)@                            (NR , NR)      03/15/05        13.000          512,850
                                                                                                              ---------------
                                                                                                                      989,550
                                                                                                              ---------------
MEDIA (3.1%)
      455  AT&T Broadband Corp., Global Company
             Guaranteed Notes                                        (BBB , Baa3)     03/15/13         8.375          562,747
      710  Comcast Cable Communications, Inc., Senior Notes          (BBB , Baa3)     01/30/11         6.750          805,990
      240  Cox Communications, Inc., Notes                           (BBB , Baa2)     06/15/05         6.875          255,022
      100  CSC Holdings, Inc., Series B, Senior Notes                 (BB- , B1)      04/01/11         7.625          108,500
      400  Liberty Media Corp., Global Senior Notes#                 (BBB- , Baa3)    09/17/06         2.610          405,567
      100  Mediacom LLC/Capital Corp., Senior Notes
             (Callable 01/15/06 @ $104.75)                             (B+ , B2)      01/15/13         9.500          102,000
      280  News America Holdings, Inc., Company Guaranteed Notes     (BBB- , Baa3)    02/01/13         9.250          366,154
      515  News America Holdings, Inc., Debentures                   (BBB- , Baa3)    08/10/18         8.250          655,564
       50  Rogers Cable, Inc., Global Secured Notes++                (BBB- , Ba2)     06/15/13         6.250           52,125
      300  Thomson Corp., Global Notes                                 (A- , A3)      01/05/12         6.200          337,485
      470  Time Warner, Inc., Global Company Guaranteed Notes        (BBB+ , Baa1)    04/15/31         7.625          548,632
                                                                                                              ---------------
                                                                                                                    4,199,786
                                                                                                              ---------------
MISCELLANEOUS MANUFACTURING (0.5%)
      100  Building Materials Corp., Company Guaranteed Notes          (B+ , B2)      12/01/08         8.000          100,500
      565  Textron, Inc., Senior Notes                                 (A- , A3)      08/01/10         4.500          583,512
                                                                                                              ---------------
                                                                                                                      684,012
                                                                                                              ---------------
OIL & GAS (0.2%)
      112  Chesapeake Energy Corp., Senior Notes
             (Callable 01/15/09 @ $103.44)                            (BB- , Ba3)     01/15/16         6.875          116,340
       70  Forest Oil Corp., Global Company Guaranteed Notes
             (Callable 05/01/07 @ $103.88)                            (BB , Ba3)      05/01/14         7.750           74,200
      100  Parker Drilling Co., Series B, Company Guaranteed Notes
             (Callable 11/15/04 @ $105.06)!                            (B+ , B2)      11/15/09        10.125          109,500
                                                                                                              ---------------
                                                                                                                      300,040
                                                                                                              ---------------
PACKAGING & CONTAINERS (0.6%)
      100  Owens-Brockway Glass Containers, Global Company
             Guaranteed Notes (Callable 02/15/06 @ $104.44)           (BB- , B2)      02/15/09         8.875          109,250
      100  Owens-Illinois, Inc., Senior Notes                         (B , Caa1)      05/15/08         7.350          100,750
      155  Sealed Air Corp., Rule 144A, Notes++                      (BBB , Baa3)     05/15/09         6.950          177,591
      255  Sealed Air Corp., Rule 144A, Senior Notes++               (BBB , Baa3)     04/15/08         5.375          271,913
      100  Stone Container Corp., Global Senior Notes
             (Callable 07/01/07 @ $104.19)                             (B , B2)       07/01/12         8.375          109,125
                                                                                                              ---------------
                                                                                                                      768,629
                                                                                                              ---------------
PHARMACEUTICALS (0.0%)
       30  NBTY, Inc., Series B, Senior Subordinated Notes
             (Callable 09/15/04 @ $101.44)                             (B+ , B1)      09/15/07         8.625           30,975
                                                                                                              ---------------
PIPELINES (0.1%)
       90  Western Gas Resources, Inc., Company Guaranteed Notes
             (Callable 06/15/04 @ $105.00)                            (BB- , Ba3)     06/15/09        10.000           96,638
                                                                                                              ---------------
REAL ESTATE (0.4%)
      495  EOP Operating LP, Senior Notes                            (BBB+ , Baa1)    02/15/05         6.625          517,617
                                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
RETAIL (0.8%)
$     175  Leslie's Poolmart, Series B, Senior Notes
             (Callable 07/15/05 @$102.59)                              (B- , B2)      07/15/08        10.375  $       174,344
      605  Target Corp., Notes                                         (A+ , A2)      08/15/10         7.500          724,865
      120  Yum! Brands, Inc., Senior Notes                           (BB+ , Baa3)     07/01/12         7.700          141,000
                                                                                                              ---------------
                                                                                                                    1,040,209
                                                                                                              ---------------
SAVINGS & LOANS (0.1%)
      100  Sovereign Bancorp, Inc., Senior Notes                     (BBB- , Ba1)     11/15/06        10.500          119,632
                                                                                                              ---------------
TELECOMMUNICATIONS (2.1%)
      705  AT&T Corp., Global Senior Notes#                          (BBB , Baa2)     11/15/31         8.750          833,706
      115  AT&T Wireless Services, Inc., Global Senior Notes         (BBB , Baa2)     03/01/31         8.750          147,797
      155  Insight Midwest/Insight Capital Corp., Global Senior
             Notes (Callable 11/01/05 @ $105.25)                       (B+ , B2)      11/01/10        10.500          168,175
      100  Insight Midwest/Insight Capital Corp., Senior Notes
             (Callable 10/01/04 @ $104.88)!                            (B+ , B2)      10/01/09         9.750          105,750
       80  Rogers Wireless Communications, Inc.,
             Global Secured Notes                                     (BB+ , Ba3)     05/01/11         9.625           98,000
      180  Sprint Capital Corp., Global Company
             Guaranteed Notes                                        (BBB- , Baa3)    03/15/32         8.750          224,064
      380  Verizon Global Funding Corp., Global Notes                  (A+ , A2)      06/15/12         6.875          434,899
      300  Verizon Global Funding Corp., Global Notes                  (A+ , A2)      12/01/30         7.750          360,934
      420  Verizon Wireless Capital LLC, Global Notes                  (A+ , A3)      12/15/06         5.375          451,656
                                                                                                              ---------------
                                                                                                                    2,824,981
                                                                                                              ---------------
TOTAL CORPORATE BONDS (Cost $41,577,435)                                                                           44,145,543
                                                                                                              ---------------
ASSET BACKED SECURITIES (14.5%)
    2,500  Aesop Funding II LLC, Series 2003-2A Class A2#             (AAA , Aaa)     06/20/07         1.341        2,508,334
    1,641  Ameriquest Mortgage Securities, Inc.,
             Series 2003-AR2, Class A4#                               (AAA , Aaa)     05/25/33         1.440        1,644,459
    1,610  Citibank Credit Card Issuance Trust,
             Series 2002-A9, Class A9#                                (AAA , Aaa)     12/17/07         1.210        1,611,333
      967  Conseco Finance, Series 2000-D, Class A4                   (AAA , Aaa)     12/15/25         8.170        1,001,591
      634  Contimortgage Home Equity Loan Trust,
             Series 1996-4, Class A8                                  (AAA , Aaa)     01/15/28         7.220          636,935
    1,158  Countrywide Home Equity Loan Trust,
             Series 2002-C, Class A#                                  (AAA , Aaa)     05/15/28         1.334        1,159,643
    1,610  Discover Card Master Trust I,
             Series 2003-4, Class A1#                                 (AAA , Aaa)     05/15/11         1.204        1,614,025
    1,610  First USA Credit Card Master Trust,
             Series 2001-1, Class A#                                  (AAA , Aaa)     09/19/08         1.242        1,614,635
      146  Green Tree Recreational, Equipment and Consumer Trust,
             Series 1997-C, Class A1                                  (AAA , NR)      02/15/18         6.490          146,191
      853  Greenpoint Home Equity Loan Trust,
             Series 2003-1, Class A#                                  (AAA , Aaa)     04/15/29         1.364          853,577
    1,610  MBNA Credit Card Master Note Trust,
             Series 2002-A4, Class A4#                                (AAA , Aaa)     08/17/09         1.204        1,614,362
    2,000  MBNA Master Credit Card Trust,
             Series 1998-G, Class A#                                  (AAA , Aaa)     02/17/09         1.224        2,006,278
    1,610  SLM Student Loan Trust,
             Series 2003-1, Class A2#                                 (AAA , Aaa)     06/17/13         1.210        1,611,289
      820  UCFC Home Equity Loan Trust,
             Series 1998-A, Class A7                                  (AAA , Aaa)     07/15/29         6.870          859,973
      690  Vanderbilt Mortgage Finance,
             Series 1998-C, Class 1B1                                 (BBB , NR)      02/07/15         6.970          706,941
                                                                                                              ---------------
TOTAL ASSET BACKED SECURITIES (Cost $19,497,694)                                                                   19,589,566
                                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
MORTGAGE-BACKED SECURITIES (49.6%)
$     855  Fannie Mae Global Bonds^^                                  (AAA , Aaa)     11/15/30         6.625  $     1,006,876
    3,555  Fannie Mae Global Notes^^                                  (AAA , Aaa)     02/15/09         3.250        3,549,785
    1,335  Fannie Mae Global Notes^^                                  (AAA , Aaa)     05/15/11         6.000        1,506,534
    3,050  Fannie Mae Global Notes^^                                  (AAA , Aaa)     03/15/12         6.125        3,466,609
      146  Fannie Mae Pool #077774                                    (AAA , Aaa)     01/01/10        10.000          163,106
        2  Fannie Mae Pool #124032                                    (AAA , Aaa)     02/01/05        10.000            2,460
      482  Fannie Mae Pool #254702                                    (AAA , Aaa)     03/01/33         7.000          515,785
       10  Fannie Mae Pool #531072                                    (AAA , Aaa)     01/01/30         6.000           10,056
      116  Fannie Mae Pool #588970                                    (AAA , Aaa)     06/01/31         7.000          123,945
      303  Fannie Mae Pool #656862                                    (AAA , Aaa)     04/01/33         6.000          315,584
      211  Fannie Mae Pool #662830                                    (AAA , Aaa)     10/01/32         7.500          226,434
    1,955  Fannie Mae Pool #667742^^                                  (AAA , Aaa)     04/01/33         6.000        2,037,740
    1,142  Fannie Mae Pool #674585^^                                  (AAA , Aaa)     12/01/32         6.500        1,208,086
      307  Fannie Mae Pool #678886                                    (AAA , Aaa)     01/01/33         7.000          328,248
      430  Fannie Mae Pool #685447                                    (AAA , Aaa)     02/01/33         7.000          459,727
    1,696  Fannie Mae Pool #702130^^                                  (AAA , Aaa)     03/01/33         7.000        1,805,156
    1,490  Fannie Mae Pool #703443                                    (AAA , Aaa)     05/01/18         5.000        1,532,882
    1,483  Fannie Mae Pool #703444^^                                  (AAA , Aaa)     05/01/18         5.000        1,524,808
      247  Fannie Mae Pool #703598                                    (AAA , Aaa)     05/01/18         5.500          257,776
      326  Fannie Mae Pool #704142                                    (AAA , Aaa)     05/01/18         5.500          339,927
      240  Fannie Mae Pool #705651                                    (AAA , Aaa)     06/01/18         5.500          249,970
      246  Fannie Mae Pool #709515                                    (AAA , Aaa)     05/01/18         5.500          256,662
      483  Fannie Mae Pool #741351                                    (AAA , Aaa)     12/01/33         5.500          494,349
      629  Fannie Mae Pool #748560                                    (AAA , Aaa)     01/01/34         5.500          643,762
    1,365  Fannie Mae Pool #748643#, ^^                               (AAA , Aaa)     09/01/33         4.190        1,392,296
      465  Fannie Mae Pool #757490                                    (AAA , Aaa)     01/01/34         5.500          475,727
      829  Fannie Mae Pool #759766                                    (AAA , Aaa)     02/01/34         5.500          849,377
      975  Fannie Mae Pool #763847                                    (AAA , Aaa)     02/01/34         5.500          998,547
    1,044  Fannie Mae Pool #769201^^                                  (AAA , Aaa)     01/01/34         6.500        1,098,934
       29  Federal Home Loan Mortgage Corp. Series Gold               (AAA , Aaa)     12/01/09         7.000           31,064
        2  Federal National Mortgage Association,
             Series 1991-165, Class M                                 (AAA , Aaa)     12/25/21         8.250            1,659
      855  FHLMC TBA                                                  (AAA , Aaa)     03/01/19         5.000          877,710
    1,990  FNMA TBA                                                   (AAA , Aaa)     03/01/19         4.500        2,009,279
    1,530  FNMA TBA                                                   (AAA , Aaa)     03/01/19         5.500        1,594,069
    2,540  FNMA TBA                                                   (AAA , Aaa)     03/01/19         6.000        2,676,525
    3,435  FNMA TBA                                                   (AAA , Aaa)     03/01/34         5.000        3,441,441
    2,905  FNMA TBA                                                   (AAA , Aaa)     03/01/34         5.500        2,972,178
    5,230  FNMA TBA                                                   (AAA , Aaa)     03/01/34         6.000        5,445,737
    3,955  FNMA TBA                                                   (AAA , Aaa)     03/01/34         6.500        4,160,166
    2,550  Freddie Mac Discount Notes^^                               (AAA , Aaa)     11/04/04         0.010        2,531,204
    4,105  Freddie Mac Global Notes^^                                 (AAA , Aaa)     11/15/13         4.875        4,257,394
    1,370  Freddie Mac Pool #1B1275#, ^^                              (AAA , Aaa)     10/01/33         4.232        1,399,193
      654  Freddie Mac Pool #B11354                                   (AAA , Aaa)     12/01/18         5.000          672,462
        0  Ginnie Mae Pool #003322(1)                                 (AAA , Aaa)     11/15/04         9.000               16
        0  Ginnie Mae Pool #004923(1)                                 (AAA , Aaa)     12/15/04         9.000               18
        0  Ginnie Mae Pool #009827(1)                                 (AAA , Aaa)     04/15/06         8.250               73
        1  Ginnie Mae Pool #112986                                    (AAA , Aaa)     07/15/14        13.500              821
       14  Ginnie Mae Pool #210216                                    (AAA , Aaa)     04/15/17         8.000           15,484
      122  Ginnie Mae Pool #312635                                    (AAA , Aaa)     08/15/21         9.000          137,592
      349  Ginnie Mae Pool #598105                                    (AAA , Aaa)     03/15/33         6.000          364,945
      409  Ginnie Mae Pool #598128                                    (AAA , Aaa)     03/15/33         6.000          427,640
      311  Ginnie Mae Pool #598145                                    (AAA , Aaa)     03/15/33         6.000          324,872
      200  Ginnie Mae Pool #600025                                    (AAA , Aaa)     03/15/33         6.000          208,966
      168  Ginnie Mae Pool #604170                                    (AAA , Aaa)     04/15/33         6.500          177,531

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
MORTGAGE BACKED SECURITIES
$     325  Ginnie Mae Pool #604205                                    (AAA , Aaa)     04/15/33         6.500  $       343,220
    1,460  GNMA TBA                                                   (AAA , Aaa)     03/01/34         5.500        1,499,237
      130  GNMA TBA                                                   (AAA , Aaa)     03/01/34         6.000          135,769
    1,970  GNMA TBA                                                   (AAA , Aaa)     03/01/34         6.500        2,079,581
      539  Master Adjustable Rate Mortgages Trust,
             Series 2003-6, Class 7A2#                                (AAA , Aaa)     12/25/33         3.862          544,699
      549  Master Adjustable Rate Mortgages Trust,
             Series 2003-6, Class 8A1#                                (AAA , Aaa)     12/25/33         4.587          557,123
    1,050  Salomon Brothers Mortgage Securities VII,
             Series 1997-TZH, Class B++                               (NR , Aa1)      03/25/25         7.491        1,111,092
                                                                                                              ---------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $66,377,726)                                                                66,839,908
                                                                                                              ---------------
FOREIGN BONDS (4.5%)
BANKS (0.8%)
      940  Royal Bank of Scotland Group PLC, Series 3,
             Perpetual Global Bonds (Callable 12/31/05 @ $100.00)
             (United Kingdom)                                          (A , A1)       11/29/49         7.816        1,036,171
                                                                                                              ---------------
ELECTRIC (0.2%)
      250  Compania Nacional de Transmision Electrica SA,
             Global Senior Notes (Chile)                              (A- , Baa1)     04/15/11         7.875          294,807
                                                                                                              ---------------
HOLDING COMPANIES-DIVERSIFIED (0.5%)
      645  Pacificorp Australia, Rule 144A, Bonds (Australia)++       (AAA , Aaa)     01/15/08         6.150          705,816
                                                                                                              ---------------
MINING (0.3%)
      335  Corporacion Nacional del Cobre - Codelco,
             Rule 144A, Notes (Chile)++                                (A , A2)       10/15/13         5.500          349,830
                                                                                                              ---------------
OIL & GAS (0.7%)
      535  Norsk Hydro ASA, Yankee Debentures (Norway)                 (A , A2)       06/15/23         7.750          667,621
      190  Petroleos Mexicanos, Series REGS, Euro Company
             Guaranteed Notes (Mexico)                                (BB , Ba1)      06/01/07         9.000          221,986
                                                                                                              ---------------
                                                                                                                      889,607
                                                                                                              ---------------
SOVEREIGN (1.7%)
      470  Export-Import Bank of Korea, Rule 144A, Notes (Korea)++     (A- , A3)      02/10/14         5.250          471,716
      705  Government of Russia, Series V, Debentures (Russia)        (BB+ , Ba2)     05/14/08         3.000          641,550
       85  Republic of Philippines, Series B, Restructured Debt,
             Foreign Government Guaranteed (Philippines)#             (BB , Ba2)      12/01/17         6.500           84,348
      330  Republic of Poland, Global Unsubordinated Notes (Poland)   (BBB+ , A2)     01/15/14         5.250          339,075
      175  United Mexican States, Global Bonds (Mexico)              (BBB- , Baa2)    09/15/16        11.375          259,875
      495  United Mexican States, Global Notes (Mexico)#             (BBB- , Baa2)    01/13/09         1.840          499,207
                                                                                                              ---------------
                                                                                                                    2,295,771
                                                                                                              ---------------
TELECOMMUNICATIONS (0.3%)
      385  Deutsche Telekom International Finance, Global Company
             Guaranteed Notes (Netherlands) #                        (BBB+ , Baa3)    06/15/05         8.250          415,971
                                                                                                              ---------------
TOTAL FOREIGN BONDS (Cost $5,768,002)                                                                               5,987,973
                                                                                                              ---------------
UNITED STATES TREASURY OBLIGATIONS (0.3%)
      280  United States Treasury Bonds                               (AAA , Aaa)     02/15/31         5.375          301,810
       35  United States Treasury Notes                               (AAA , Aaa)     08/15/11         5.000           38,214
                                                                                                              ---------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $335,202)                                                              340,024
                                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

   PAR
  (000)                                                                                                            VALUE
---------                                                                                                     ---------------
COMMON STOCKS (0.2%)
FOOD (0.0%)
      836  Archibald Candy Corp.*,^                                                                           $        20,900
                                                                                                              ---------------
OIL & GAS SERVICES (0.2%)
    5,252  Southwest Royalties, Inc.*, ^                                                                              183,820
                                                                                                              ---------------
TOTAL COMMON STOCKS (Cost $244,293)                                                                                   204,720
                                                                                                              ---------------
PREFERRED STOCK (0.3%)
TELECOMMUNICATIONS (0.3%)
      350  Centaur Funding Corp., Series B, Rule 144A++(Cost $371,652)                                                445,813
                                                                                                              ---------------
WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
      240  Dayton Superior Corp., Rule 144A, strike $0.01,
             expires June 2009*,++                                                                                          2
                                                                                                              ---------------
TELECOMMUNICATIONS (0.0%)
      130  GT Group Telecom, Inc., Rule 144A, strike $0.00
             expires February 2010*,++                                                                                     97
       50  IWO Holdings, Inc., Rule 144A, strike $7.00,
             expires January 2011*,++                                                                                       1
                                                                                                              ---------------
                                                                                                                           98
                                                                                                              ---------------
TOTAL WARRANTS (Cost $21,326)                                                                                             100
                                                                                                              ---------------

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
SHORT-TERM U.S. TREASURY OBLIGATION (2.3%)
UNITED STATES TREASURY BILLS (2.3%)
$   3,150  United States Treasury Bills(2) (Cost $3,145,343)          (AAA , Aaa)     04/29/04         0.890        3,145,360
                                                                                                              ---------------
SHORT-TERM INVESTMENTS (14.7%)
    1,692  Deutsche Bank Tri-Party Repurchase Agreement (Agreement
             dated 2/27/04, to be repurchased at $1,727,231,
             collateralized by $1,365,000 Federal Home Loan
             Mortgage Corporation 3.05% due 1/19/07 and $342,706
             Federal National Mortgage Association 2.50% due 5/20/08.
             Market Value of collateral is $1,733,909)~                               03/01/04         1.050        1,691,553
   18,172  State Street Bank and Trust Co. Euro Time Deposit(3)                       03/01/04         0.750       18,172,000
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $19,863,553)                                                                    19,863,553
                                                                                                              ---------------

                                                                                                CONTRACTS
                                                                                              --------------
OPTIONS PURCHASED (0.1%)
PUT OPTIONS (0.0%)
           S&P 500 Index expiring March 20, 2004                                                          36           29,016
                                                                                                              ---------------
CALL OPTIONS (0.1%)
           S&P 500 Index expiring June 19, 2004                                                          146          110,376
                                                                                                              ---------------
TOTAL OUTSTANDING OPTIONS PURCHASED (Cost $226,666)                                                                   139,392
                                                                                                              ---------------
TOTAL INVESTMENTS AT VALUE (119.2%) (Cost $157,428,892)                                                           160,701,952

LIABILITIES IN EXCESS OF OTHER ASSETS (-19.2%)                                                                    (25,858,313)
                                                                                                              ---------------
NET ASSETS (100.0%)                                                                                           $   134,843,639
                                                                                                              ===============

                 See Accompanying Notes to Financial Statements.

OPEN OPTION CONTRACTS WRITTEN

                                   NUMBER OF             EXERCISE          EXPIRATION
NAME OF ISSUER                     CONTRACTS                PRICE              DATE            VALUE
--------------                     ---------             --------          -----------      ----------
S&P 500 Index Call Option             62                  $  2.80            3/19/04        $    6,820
S&P 500 Index Call Option             36                    25.50            3/19/04            78,840
S&P 500 Index Put Option              62                     4.00            3/19/04             9,918
S&P 500 Index Put Option              73                    11.50            6/19/04            49,640
                                                                                            ----------
                                                                                            $  145,218
                                                                                            ==========

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

# Variable rate obligations -- The interest rate shown is the rate as of February 29, 2004.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2004, these securities amounted to a value of $6,812,601 or 5.1% of net assets.

@    Security in default.

*    Non-income producing security.

!    Security or portion thereof is out on loan.

~ Represents security purchased with cash collateral received for securities on loan.

^^   Collateral segregated for TBA securities.

^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.

(1)  Par value of security held is less than $1,000.

(2)  A portion of the security is pledged as collateral for options written.

(3)  Collateral segregated for futures contracts.

                            INVESTMENT ABBREVIATIONS

              NR                                         Not Rated
              TBA                                        To Be Announced

                 See Accompanying Notes to Financial Statements.

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                     SEMIANNUAL INVESTMENT ADVISER'S REPORT
                            (UNAUDITED)

                                                                  March 23, 2004

Dear Shareholder:

We are writing to report on the results of the Credit Suisse Institutional High Yield Fund (the "Fund") for the fiscal half-year ended February 29, 2004.

At February 29, 2004, the net asset value ("NAV") per share of the Fund was $10.22, compared to an NAV per share of $10.26 on August 31, 2003. Assuming the reinvestment of distributions totaling $1.23865 per share, the Fund's total return was 12.05%(1). By comparison, the Citigroup High-Yield Market Index (CHYMI)(2) gained 10.85% during the same period.

The Fund's performance also exceeded that of many of its peers. As represented by the Lipper High Yield Bond Funds Index(3), the broad universe of high yield funds returned 10.09%.

The high yield market enjoyed a solidly upward trend during almost the entire fiscal half-year, rising virtually without interruption through mid-January, only to falter a bit and then stabilize in February. In the process, it also decisively outperformed most subcategories of investment-grade fixed income.

The underlying economic environment continued to strengthen, with a variety of statistical indicators reinforcing the widespread sense that the economy's recovery was building up a full head of steam. This worked in high yield's favor, as perceptions about high yield issuers' ability to generate the revenues and cash flow needed to service their debt--and, therefore, perceptions about their creditworthiness and debt valuations--improved accordingly.

Monetary policy remained supportive, furthermore. The Federal Reserve chose to leave the fed funds rate unchanged at the historically low level of 1.00%, which served to keep yield-hungry investors away from money market funds and draw them to the high yield market. An additional plus was that enthusiasm for relatively risky financial assets was high. Given the upbeat prospects for corporate profitability and the accommodative interest-rate climate, investors were active buyers of comparatively risky assets such as high yield and equities.

All of the above added up to healthy demand for high yield. Demand was so healthy, in fact, that it not only helped to encourage many high yield issuers to sell new debt [note: annual new issuance nearly reached an all-time high in 2003], but also was more than enough to absorb the resulting flood of new supply.

The Fund outperformed its CHYMI benchmark primarily due to our positioning of the portfolio in certain industry sectors. Relative returns were especially good in four sectors in which we enjoyed the twin benefits of an overweight allocation and effective security selection.

- Cable television: we owned the bonds of two lower-tier companies whose operations showed notable improvement.

- Health care facilities/supplies: we did not own the bonds of the sector's biggest company, which suffered from deteriorating operating results and an ongoing federal investigation.

- Wireless telecommunications: we held the securities of a number of regional service providers affiliated with one of the top national providers. These holdings fared well not only as the regional providers' operating results picked up, but also as part of a rally throughout the wireless sector in response to the news that one of the biggest wireless companies had put itself up for sale.

- Competitive local-exchange telecom service providers: we held some of the best-performing names in a sector buoyed by its first meaningful issuance of new debt in some time.

The least favorable contributions to the Fund's overall return came from our exposure to energy traders, utilities and diversified telecom, each of which performed either better than, or in line with, the benchmark. We maintained an underweight stance in all of them because we felt that their sector-specific fundamentals were generally unencouraging.

Sincerely yours,


Credit Suisse High Yield Management Team

Richard J. Lindquist, CFA, Managing Director
Misia K. Dudley, Director
Philip L. Schantz, Director
Mary Ann Thomas, CFA, Director
John M. Tobin, CFA, Director
John F. Dessauer, CFA, Vice President
Michael J. Dugan, Vice President

NOTE: HIGH YIELD BONDS ARE LOWER-QUALITY BONDS ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004(1)

            1 YEAR         5 YEARS      SINCE INCEPTION     INCEPTION DATE
             23.56%         3.56%            5.17%            2/26/93

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

            1 YEAR         5 YEARS      SINCE INCEPTION     INCEPTION DATE
             21.12%         3.27%            6.49%            2/26/93

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. Its name was changed from the Salomon Smith Barney High-Yield Market Index effective April 7, 2003. Investors cannot invest directly in an index.

(3) The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Investors cannot invest directly in an index.

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 29, 2004 (UNAUDITED)

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
CORPORATE BONDS (90.8%)
AEROSPACE (1.2%)
$     100  BE Aerospace, Inc., Series B, Senior Subordinated Notes
             (Callable 03/01/04 @ $102.00)                            (B- , Caa3)     03/01/08         8.000  $        95,500
      100  DRS Technologies, Inc., Rule 144A, Senior Subordinated
             Notes (Callable 11/01/08 @ $103.44)++                     (B , B2)       11/01/13         6.875          104,000
      100  L-3 Communications Corp., Global Company Guaranteed
             Notes (Callable 07/15/08 @ $103.06)                      (BB- , Ba3)     07/15/13         6.125          103,250
                                                                                                              ---------------
                                                                                                                      302,750
                                                                                                              ---------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (4.2%)
      100  Collins & Aikman Products Corp., Company Guaranteed
             Notes (Callable 04/15/04 @ $100.00)!                      (B- , B3)      04/15/06        11.500           96,000
      100  Cummins, Inc., Rule 144A, Senior Notes
             (Callable 12/01/06 @ $104.75)++,+                         (BB+ , Ba2)    12/01/10         9.500          118,000
      200  Delco Remy International, Inc., Company Guaranteed
             Notes (Callable 08/01/04 @ $100.00)!                     (CCC+ , B3)     08/01/06        10.625          202,000
      100  Holley Performance Products, Series B, Company
             Guaranteed Notes (Callable 09/15/04 @ $104.08)          (CCC- , Caa3)    09/15/07        12.250           63,500
      450  Motor Coach Industries International, Inc., Company
             Guaranteed Notes (Callable 05/01/04 @ $105.62)            (CC , Ca)      05/01/09        11.250          146,250
      200  Stanadyne Automotive Corp., Series B, Company
             Guaranteed Notes (Callable 12/15/04 @ $101.71)            (B , B3)       12/15/07        10.250          205,000
      100  Tenneco Automotive, Inc., Series B, Global Secured
             Notes (Callable 07/15/08 @ $105.12)                      (CCC+ , B2)     07/15/13        10.250          117,000
      100  TRW Automotive, Inc., Global Senior Subordinated
             Notes (Callable 02/15/08 @ $105.50)                      (BB- , B2)      02/15/13        11.000          118,000
                                                                                                              ---------------
                                                                                                                    1,065,750
                                                                                                              ---------------
BROADCAST/OUTDOOR (2.5%)
      100  Entravision Communications Corp., Global Company
             Guaranteed Notes (Callable 03/15/06 @ $104.06)            (B- , B3)      03/15/09         8.125          107,250
      125  Gray Television, Inc., Global Company Guaranteed
             Notes (Callable (12/15/06 @ $104.62)                      (B- , B2)      12/15/11         9.250          139,688
      100  Interep National Radio Sales, Inc., Series B, Company
             Guaranteed Notes (Callable 07/01/04 @ $103.33)          (CCC- , Caa2)    07/01/08        10.000           89,500
      100  Paxson Communications Corp., Global Company
             Guaranteed Notes (Callable 01/15/06 @ $106.12)+         (CCC+ , Caa1)    01/15/09        12.250           85,500
      100  Radio One, Inc., Series B, Global Company Guaranteed
             Notes (Callable 07/01/06 @ $104.44)                       (B- , B2)      07/01/11         8.875          111,000
      100  Sinclair Broadcast Group, Inc., Global Company
             Guaranteed Notes                                          (B , B2)       12/15/11         8.750          110,250
                                                                                                              ---------------
                                                                                                                      643,188
                                                                                                              ---------------
BUILDING PRODUCTS (1.6%)
      100  Associated Materials, Inc., Global Company Guaranteed
             Notes (Callable 04/15/07 @ $104.88)                       (B- , B3)      04/15/12         9.750          110,500
      100  Building Materials Corp., Company
             Guaranteed Notes                                          (B+ , B2)      12/01/08         8.000          100,500
      100  Dayton Superior Corp., Company Guaranteed Notes
             (Callable 06/15/07 @ $102.17)                           (CCC+ , Caa2)    06/15/09        13.000           83,000
      100  Ply Gem Industries, Inc., Rule 144, Senior Subordinated
             Notes (Callable 02/15/08 @ $104.50)++                     (B- , B3)      02/15/12         9.000          103,250
                                                                                                              ---------------
                                                                                                                      397,250
                                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
CABLE (7.7%)
$     250  Adelphia Communications Corp., Series B,
             Senior Notes0                                             (NR , NR)      07/15/04        10.500  $       246,250
      250  Century Communications Corp., Senior
             Discount Notes0                                           (NR , NR)      12/31/49         0.00           250,000
      200  Charter Communications Holdings LLC, Senior
             Discount Notes (Callable 04/01/04 @ $104.96)+            (CCC- , Ca)     04/01/11         9.920          166,500
      100  Charter Communications Holdings LLC, Senior Notes
             (Callable 01/15/05 @ $105.12)                            (CCC- , Ca)     01/15/10        10.250           87,250
      100  CSC Holdings, Inc., Senior Subordinated Debentures
             (Callable 02/15/05 @ $102.40)!                            (B+ , B2)      02/15/13         9.875          104,375
      150  Frontiervision Holdings LP, Senior Discount Notes
             (Callable 09/15/04 @ $101.98)@                            (NR , NR)      09/15/07        11.875          183,750
      250  Insight Communications Company, Inc., Senior
             Discount Notes (Callable 02/15/06 @ $106.12)+            (B- , Caa2)     02/15/11        12.250          216,250
      100  Insight Midwest/Insight Capital Corp., Senior Notes
             (Callable 10/01/04 @ $104.88)!                            (B+ , B2)      10/01/09         9.750          105,750
      100  LodgeNet Entertainment Corp., Senior Subordinated
             Debentures (Callable 06/15/08 $104.75)                    (B- , B3)      06/15/13         9.500          112,250
      100  Mediacom LLC Capital Corp., Senior Notes
             (Callable 01/15/06 @ $104.75)                             (B+ , B2)      01/15/13         9.500          102,000
      150  Mediacom LLC Capital Corp., Senior Notes
             (Callable 02/15/06 @ $103.94)!                            (B+ , B2)      02/15/11         7.875          147,750
      100  Northland Cable Television, Inc., Company Guaranteed
             Notes (Callable 11/15/04 @ $101.71)                      (CC , Caa3)     11/15/07        10.250          101,125
      125  Olympus Communications LP, Series B, Senior Notes
             (Callable 11/15/04 @ $100.00)@                            (NR , NR)      11/15/06        10.625          152,500
                                                                                                              ---------------
                                                                                                                    1,975,750
                                                                                                              ---------------
CAPITAL GOODS (1.7%)
      100  Intermet Corp., Global Company Guaranteed Notes
             (Callable 06/15/06 @ $104.88)                             (B+ , B2)      06/15/09         9.750           94,500
      105  JII Holdings LLC, Rule 144A, Secured Notes
             (Callable 01/01/05 @ $106.50)++                           (NR , NR)      04/01/07        13.000           89,250
      160  Motors & Gears, Inc., Series D, Senior Notes
              (Callable 11/15/04 @ $100.00)                          (CCC+ , Caa1)    11/15/06        10.750          140,000
      100  SPX Corp., Senior Notes
             (Callable 01/01/08 @ $103.75)                            (BB+ , Ba3)     01/01/13         7.500          107,250
                                                                                                              ---------------
                                                                                                                      431,000
                                                                                                              ---------------
CHEMICALS (2.9%)
      100  Applied Extrusion Technologies, Inc., Series B, Company
             Guaranteed Notes (Callable 07/01/06 @ $105.38)!          (CCC , Caa1)    07/01/11        10.750           85,500
      100  Equistar Chemicals LP/ Equistar Funding Corp., Global
             Company Guaranteed Notes                                  (B+ , B2)      09/01/08        10.125          108,500
      100  IMC Global, Inc., Series B, Global Company Guaranteed
             Notes (Callable 06/01/06 @ $105.62)                       (B+ , B1)      06/01/11        11.250          119,000
      110  Lyondell Chemical Co., Series B, Secured Notes
             (Callable 05/01/04 @ $104.94)                             (B+ , B1)      05/01/07         9.875          114,675
      100  Nalco Co., Rule 144A, Senior Subordinated Notes
             (Callable 11/15/08 @ $104.44)++, !                       (B- , Caa1)     11/15/13         8.875          105,500
      100  Radnor Holdings Corp., Global Senior Notes
             (Callable 03/15/07 @ $105.50)!                            (B , B2)       03/15/10        11.000           91,000
      100  Terra Capital, Inc., Global Secured Notes
             (Callable 06/01/07 @ $105.75)                            (B- , Caa1)     06/01/10        11.500          110,000
                                                                                                              ---------------
                                                                                                                      734,175
                                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (2.4%)
$     100  Block Communications, Inc., Global Company
             Guaranteed Notes (Callable 04/15/06 @ $104.62)            (B- , B2)      04/15/09         9.250  $       107,750
      400  RCN Corp., Senior Notes
             (Callable 10/15/04 @ $101.67)!                            (NR , Ca)      10/15/07        10.000          222,000
      232  RCN Corp., Series B, Senior Discount Notes
             (Callable 02/15/05 @ $101.63)+                            (NR , Ca)      02/15/08         9.800          132,240
      150  Time Warner Telecom LLC, Senior Notes
             (Callable 07/15/04 @ $103.25)                            (CCC+ , B3)     07/15/08         9.750          142,500
                                                                                                              ---------------
                                                                                                                      604,490
                                                                                                              ---------------
CONSUMER PRODUCTS/TOBACCO (7.7%)
      125  Central Garden & Pet Co., Global Company Guaranteed
             Notes (Callable 02/01/08 @ $104.56)                       (B+ , B2)      02/01/13         9.125          139,375
      715  Diamond Brands Operating, Company Guaranteed Notes
             (Callable 04/15/04 @ $103.38)0                            (D , NR)       04/15/08        10.125            8,938
      100  DIMON, Inc., Series B, Global Company Guaranteed
             Notes (Callable 10/15/06 @ $104.81)                      (BB , Ba3)      10/15/11         9.625          106,000
      250  General Binding Corp., Company Guaranteed Notes
             (Callable 06/01/04 @ $103.13)                            (B- , Caa1)     06/01/08         9.375          253,437
      100  Hockey Co./Sports Maska, Inc., Global Units
             (Callable 04/15/06 @ $105.62)                             (B , B2)       04/15/09        11.250          113,500
      250  Holmes Products Corp., Series D, Senior Subordinated
             Notes (Callable 11/15/04 @ $101.65)                      (B- , Caa1)     11/15/07         9.875          257,500
      100  Jarden Corp., Global Company Guaranteed Notes
             (Callable 05/01/07 @ $104.88)                             (B- , B2)      05/01/12         9.750          111,500
      100  Johnsondiversey, Inc., Series B, Global Company
             Guaranteed Notes (Callable 05/15/07 @ $104.81)            (B , B2)       05/15/12         9.625          109,500
      250  Jostens, Inc., Senior Subordinated Notes
             (Callable 05/01/05 @ $106.38)                             (B- , B3)      05/01/10        12.750          286,250
      150  Playtex Products, Inc., Global Company Guaranteed
             Notes (Callable 06/01/06 @ $104.69)!                    (CCC+ , Caa2)    06/01/11         9.375          139,875
      150  Revlon Consumer Products Corp., Global Company
             Guaranteed Notes                                        (CCC+ , Caa1)    12/01/05        12.000          161,250
      150  TriMas Corp., Global Company Guaranteed Notes
             (Callable 06/15/07 @ $104.94)                             (B , B3)       06/15/12         9.875          162,750
      151  Werner Holding Company, Inc., Series A, Company
             Guaranteed Notes (Callable 11/15/04 @ $101.67)!          (CCC+ , B3)     11/15/07        10.000          112,875
                                                                                                              ---------------
                                                                                                                    1,962,750
                                                                                                              ---------------
CONTAINERS (2.1%)
      150  Berry Plastics Corp., Global Company Guaranteed Notes
             (Callable 07/15/07 @ $105.38)                             (B- , B3)      07/15/12        10.750          174,750
      100  Constar International, Inc., Senior Subordinated Notes
             (Callable 12/01/07 @ $105.50)!                           (B , Caa1)      12/01/12        11.000           83,500
      100  Owens-Illinois, Inc., Senior Notes                         (B , Caa1)      05/15/08         7.350          100,750
      100  Pliant Corp., Rule 144A, Secured Notes
             (Callable 06/15/07 @ $105.56)++, +                         (B , B3)      06/15/09        11.125           80,500
      100  Tekni-Plex, Inc., Series B, Company Guaranteed Notes
             (Callable 06/15/05 @ $106.38)                             (B- , B3)      06/15/10        12.750          108,500
                                                                                                              ---------------
                                                                                                                      548,000
                                                                                                              ---------------
ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.2%)
      352  Ampex Corp., Secured Notes                                  (NR , NR)      08/15/08        12.000           52,740
                                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
ENERGY - OTHER (3.2%)
$     100  Amerigas Partners LP Eagle Finance Corp., Series B,
              Global Senior Notes (Callable 05/20/06 @ $104.44)       (BB- , B2)      05/20/11         8.875  $       111,000
      500  Eagle Geophysical, Inc., Liquidating Trust^                 (NR , NR)      07/15/08        10.750               18
      100  El Paso CGP Co., Notes                                    (CCC+ , Caa1)    02/01/09         6.375           84,500
      100  El Paso Corp., Senior Notes!                              (CCC+ , Caa1)    05/15/11         7.000           87,500
      100  El Paso Production Holding Co., Global Company
             Guaranteed Notes (Callable 06/01/08 @ $103.88)            (B- , B3)      06/01/13         7.750           94,500
      100  Giant Industries, Inc., Global Company Guaranteed
             Notes (Callable 05/15/07 @ $105.50)                       (B- , B3)      05/15/12        11.000          112,000
      150  Reliant Resouces, Inc., Global Secured Notes
             (Callable 07/15/08 @ $104.75)                             (B , B1)       07/15/13         9.500          163,500
      100  Trico Marine Services, Inc., Global Company
             Guaranteed Notes (Callable 05/15/07 @ $104.44)          (CCC- , Caa3)    05/15/12         8.875           66,000
      100  Williams Companies, Inc., Notes                             (B+ , B3)      12/01/08         6.500          103,000
                                                                                                              ---------------
                                                                                                                      822,018
                                                                                                              ---------------
FINANCE - OTHER (1.1%)
      100  Genesis HealthCare Corp., Rule 144A, Senior
             Subordinated Notes (Callable 10/15/08 @ $104.00)++        (B- , B3)      10/15/13         8.000          107,000
      150  Ventas Realty LP, Global Company
             Guaranteed Notes                                         (BB- , Ba3)     05/01/12         9.000          171,375
                                                                                                              ---------------
                                                                                                                      278,375
                                                                                                              ---------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (4.6%)
      125  Aurora Foods, Inc., Series B, Senior Subordinated Notes
             (Callable 02/15/05 @ $102.00)@                            (D , NR)       02/15/07         9.875          109,062
      100  B&G Foods, Inc., Series D, Global Company Guaranteed
             Notes (Callable 08/01/04 @ $101.60)                       (B- , B3)      08/01/07         9.625          103,500
       25  Birds Eye Foods, Inc., Company Guaranteed Notes
             (Callable 11/01/04 @ $103.96)                             (B- , B3)      11/01/08        11.875           26,625
      100  Eagle Family Foods, Inc., Series B, Company Guaranteed
             Notes (Callable 01/15/05 @ $101.46)                     (CCC+ , Caa2)    01/15/08         8.750           80,500
      150  Land O' Lakes, Inc., Global Senior Notes
             (Callable 11/15/06 @ $104.38)                             (B- , B3)      11/15/11         8.750          130,875
      100  Luigino's, Inc., Senior Subordinated Notes
             (Callable 02/01/05 @ $100.00)                             (B- , B3)      02/01/06        10.000          102,750
      200  National Wine & Spirits, Inc., Company Guaranteed
             Notes (Callable 01/15/05 @ $103.38)                      (CCC+ , B3)     01/15/09        10.125          192,000
      250  New World Pasta Co., Company Guaranteed Notes
             (Callable 02/15/05 @ $103.08)                             (NR , NR)      02/15/09         9.250           43,750
      100  Pilgrim's Pride Corp., Company Guaranteed Notes
             (Callable 09/15/06 @ $104.81)                            (BB- , B1)      09/15/11         9.625          109,000
      100  Pinnacle Foods Holdings Corp., Rule 144A, Senior
             Subordinated Notes (Callable 12/01/08 @ $104.12)++        (B , B3)       12/01/13         8.250          105,250
      150  Premier International Foods PLC, Yankee Senior Notes
             (Callable 09/01/04 @ $106.00)                             (B- , B3)      09/01/09        12.000          163,500
                                                                                                              ---------------
                                                                                                                    1,166,812
                                                                                                              ---------------
GAMING (8.3%)
      100  Ameristar Casinos, Inc., Global Company Guaranteed
             Notes (Callable 02/15/06 @ $105.38)                       (B , B2)       02/15/09        10.750          115,500
      100  Argosy Gaming Co., Senior Subordinated Notes
             (Callable 09/01/06 @ $104.50)                             (B+ , B2)      09/01/11         9.000          112,000
      100  Aztar Corp., Global Senior Subordinated Notes
             (Callable 08/15/06 @ $104.50)                            (B+ , Ba3)      08/15/11         9.000          111,250

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
GAMING
$     100  Coast Hotels & Casinos, Inc., Company Guaranteed
             Notes (Callable 04/01/04 @ 104.75)                        (B , B2)       04/01/09         9.500  $       105,750
      150  Hard Rock Hotel, Inc., Global Notes
             (Callable 06/01/08 @ $104.44)                             (B , B3)       06/01/13         8.875          162,000
      150  Herbst Gaming, Inc., Series B, Global Secured Notes
             (Callable 09/01/05 @ $105.38)                             (B , B2)       09/01/08        10.750          168,750
      100  Isle of Capri Casinos, Inc., Company Guaranteed Notes
             (Callable 04/15/04 @ $104.38)                             (B , B2)       04/15/09         8.750          105,750
      100  Kerzner International, Ltd., Global Company Guaranteed
             Notes (Callable 08/15/06 @ $104.44)                       (B+ , B2)      08/15/11         8.875          111,000
      100  Majestic Star Casino LLC, Company Guaranteed Notes
             (Callable 10/15/07 @ $104.75)                             (B , B2)       10/15/10         9.500          105,250
      100  Old Evangeline Downs, Company Guaranteed Notes
             (Callable 03/01/07 @ $106.50)                             (B- , NR)      03/01/10        13.000          112,500
      250  Peninsula Gaming LLC, Series B, Company Guaranteed
             Notes (Callable 07/01/04 @ $105.33)                       (B , B2)       07/01/06        12.250          271,250
      100  Penn National Gaming, Inc., Series B, Global Company
             Guaranteed Notes (Callable 03/01/05 @ $105.56)            (B , B3)       03/01/08        11.125          112,750
      198  Waterford Gaming LLC, Rule 144A, Senior Notes
             (Callable 09/15/08 @ $103.55)++                           (B+ , B1)      09/15/12         8.625          212,850
      300  Windsor Woodmont Black Hawk, Series B, First
             Mortgage (Callable 03/15/04 @ $104.33)@                   (NR , NR)      03/15/05        13.000          197,250
      100  Wynn Las Vegas LLC, Second Mortgage Note
             (Callable 11/01/06 @ $112.00)                            (CCC+ , B3)     11/01/10        12.000          120,500
                                                                                                              ---------------
                                                                                                                    2,124,350
                                                                                                              ---------------
HEALTHCARE FACILITIES/SUPPLIES (3.5%)
      100  Alpharma, Inc., Rule 144A, Senior Notes
             (Callable 05/01/07 @ $104.31)++                           (B , B3)       05/01/11         8.625          104,500
      100  Extendicare Health Services, Inc., Company
             Guaranteed Notes (Callable 12/15/04 @ $101.56)            (B- , B3)      12/15/07         9.350          104,000
      280  Magellan Health Services, Inc., Series A, Senior Notes
             (Callable 11/15/05 @ $104.69)                             (B+ , B3)      11/15/08         9.375          299,756
       50  Rotech Healthcare, Inc., Global Company Guaranteed
             Notes (Callable 04/01/07 @ $104.75)                       (B+ , B2)      04/01/12         9.500           54,000
      100  Universal Hospital Services, Inc., Rule 144A, Senior
             Notes (Callable 11/01/07 @ $105.06)++                     (B- , B3)      11/01/11        10.125          107,250
      100  Vanguard Health Systems, Inc., Global Company
             Guaranteed Notes (Callable 08/01/06 @ $104.88)           (CCC+ , B3)     08/01/11         9.750          109,750
      100  Vicar Operating, Inc., Company Guaranteed Notes
             (Callable 12/01/05 @ $104.94)                             (B- , B3)      12/01/09         9.875          111,500
                                                                                                              ---------------
                                                                                                                      890,756
                                                                                                              ---------------
HOME BUILDERS (0.4%)
      100  Beazer Homes USA, Inc., Global Company Guaranteed
             Notes (Callable 04/15/07 @ $104.19)                      (BB , Ba2)      04/15/12         8.375          111,500
                                                                                                              ---------------
INDUSTRIAL - OTHER (0.4%)
      100  Wolverine Tube, Inc., Global Company Guaranteed Notes
             (Callable 04/01/06 @ $105.25)                             (B+ , B3)      04/01/09        10.500          106,500
                                                                                                              ---------------
LEISURE (2.7%)
      100  AMC Entertainment, Inc., Senior Subordinated Notes
             (Callable 02/01/05 @ $103.17)                           (CCC+ , Caa1)    02/01/11         9.500          105,250
      200  Booth Creek Ski Holdings, Inc., Series B, Company
             Guaranteed Notes (Callable 03/15/04 @ $102.08)          (CCC+ , Caa1)    03/15/07        12.500          203,000

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
LEISURE
$     100  Cinemark USA, Inc., Global Senior Subordinated Notes
             (Callable 02/01/08 @ $104.50)                             (B- , B3)      02/01/13         9.000  $       112,250
      150  Six Flags, Inc., Rule 144A, Senior Notes
             (Callable 06/01/09 @ $104.81)++                           (B- , B2)      06/01/14         9.625          159,000
      100  Speedway Motorsports, Inc., Global Senior
             Subordinated Notes (Callable 06/01/08 @ $103.38)         (B+ , Ba2)      06/01/13         6.750          104,750
                                                                                                              ---------------
                                                                                                                      684,250
                                                                                                              ---------------
LODGING (0.4%)
      100  Inn of The Mountain Gods Resort, Rule 144A, Senior
             Notes (Callable 11/15/07 @ $106.00)++                    (B , Caa1)      11/15/10        12.000          109,250
                                                                                                              ---------------
METALS & MINING (1.1%)
      100  Earle M. Jorgensen Co., Global Secured Notes
             (Callable 06/01/07 @ $104.88)                             (B- , B2)      06/01/12         9.750          112,000
      100  Metallurg, Inc., Series B, Company Guaranteed Notes
             (Callable 12/01/04 @ $101.83)                             (CC , Ca)      12/01/07        11.000           55,500
      100  UCAR Finance, Inc., Global Company Guaranteed Notes
             (Callable 02/15/07 @ $105.12)                             (B , B2)       02/15/12        10.250          114,500
                                                                                                              ---------------
                                                                                                                      282,000
                                                                                                              ---------------
OIL EQUIPMENT (1.0%)
      115  Parker Drilling Co., Series B, Company Guaranteed Notes
             (Callable 11/15/04 @ $105.06)!                            (B- , B2)      11/15/09        10.125          125,925
      135  Pride International, Inc., Senior Notes
             (Callable 05/01/04 @ $101.56)                            (BB , Ba2)      05/01/07         9.375          138,881
                                                                                                              ---------------
                                                                                                                      264,806
                                                                                                              ---------------
PAPER & FOREST PRODUCTS (1.6%)
      100  Box USA Holdings, Series B, Senior Notes
             (Callable 06/01/04 @ $100.00)                            (CCC+ , B3)     06/01/06        12.000          100,500
      100  Caraustar Industries, Inc., Global Company Guaranteed
             Notes (Callable 04/01/06 @ $105.25)                       (B+ , B2)      04/01/11         9.875          103,500
      100  Fonda Group, Inc., Series B, Senior Subordinated Notes
             (Callable 03/01/04 @ $101.58)                           (CCC , Caa2)     03/01/07         9.500          102,500
      100  Georgia-Pacific Corp., Notes                               (BB+ , Ba3)     05/15/06         7.500          107,000
                                                                                                              ---------------
                                                                                                                      413,500
                                                                                                              ---------------
PHARMACEUTICALS (0.8%)
      100  aaiPharma, Inc., Global Company Guaranteed Notes
             (Callable 04/01/06 @ 105.50)                             (B- , Caa1)     04/01/10        11.000          109,000
       82  Biovail Corp., Yankee Senior Subordinated Notes
             (Callable 04/01/06 @ 103.94)                             (BB- , B2)      04/01/10         7.875           83,230
                                                                                                              ---------------
                                                                                                                      192,230
                                                                                                              ---------------
PUBLISHING (2.0%)
      100  Dex Media, Inc., Rule 144A, Notes
             (Callable 11/15/08 @ $104.00)++                          (B , Caa2)      11/15/13         8.000          100,500
      300  Liberty Group Publishing, Inc., Debentures
             (Callable 02/01/05 @ $101.94)+                          (CCC+ , Caa2)    02/01/09        11.625          306,000
      100  Phoenix Color Corp., Company Guaranteed Notes
             (Callable 02/01/05 @ $103.46)                           (CCC+ , Caa2)    02/01/09        10.375           92,625
      500  Premier Graphics, Inc., Company Guaranteed Notes
             (Callable 12/01/04 @ $100.00)##, ^                        (NR , NR)      12/01/05        11.500                0
                                                                                                              ---------------
                                                                                                                      499,125
                                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
RESTAURANTS (0.9%)
$     100  American Restaurant Group, Inc., Series D, Company
             Guaranteed Notes (Callable 11/01/04 @ $105.75)          (CCC- , Caa2)    11/01/06        11.500  $        55,500
      215  AmeriKing, Inc., Senior Notes@                              (NR , NR)      11/15/07        10.750                0
       29  AmeriKing, Inc., Senior Notes@                              (NR , NR)      05/15/08        13.000                0
      200  AmeriKing, Inc., Units@                                     (NR , NR)      05/15/08        13.000                0
      100  Carrols Corp., Company Guaranteed Notes
             (Callable 12/01/04 @ $103.17)                             (B- , B3)      12/01/08         9.500          101,000
      100  Sbarro, Inc., Company Guaranteed Notes
             (Callable 09/15/04 @ $105.50)!                          (CCC , Caa2)     09/15/09        11.000           83,000
                                                                                                              ---------------
                                                                                                                      239,500
                                                                                                              ---------------
RETAIL-FOOD & DRUG (1.4%)
      100  Great Atlantic & Pacific Tea Company, Inc., Notes           (B , B3)       04/15/07         7.750           90,875
       95  Nutritional Sourcing Corp., Notes
             (Callable 06/05/04 @ $102.00)                             (NR , NR)      08/01/09        10.125           60,142
      100  Rite Aid Corp., Global Secured Notes
             (Callable 05/01/07 @ $104.06)                             (B+ , B2)      05/01/10         8.125          108,000
      100  Roundy's, Inc., Series B, Global Company
             Guaranteed Notes (Callable 06/15/07 @ $104.44)            (B , B2)       06/15/12         8.875          109,500
                                                                                                              ---------------
                                                                                                                      368,517
                                                                                                              ---------------
RETAIL STORES (3.4%)
      100  AutoNation, Inc., Global Company Guaranteed Notes          (BB+ , Ba2)     08/01/08         9.000          116,000
      370  Flooring America, Inc., Series B, Company Guaranteed
             Notes (Callable 10/15/04 @ $101.16)@                      (NR , NR)      10/15/07         9.250               37
      100  Jafra Cosmetics/Distribution, Global Company
             Guaranteed Notes (Callable 05/15/07 @ $105.38)            (B- , B3)      05/15/11        10.750          111,500
      150  Leslie's Poolmart, Series B, Senior Notes
             (Callable 07/15/05 @ $102.59)                             (B- , B2)      07/15/08        10.375          149,437
      100  Michaels Stores, Inc., Senior Notes
             (Callable 07/01/05 @ $104.62)                            (BB+ , Ba1)     07/01/09         9.250          111,125
      100  Pep Boys - Manny, Moe & Jack, Notes                        (BB- , B2)      06/01/05         7.000          103,000
      125  Pep Boys - Manny, Moe & Jack, Series MTNB, Notes           (BB- , B2)      07/07/06         6.920          130,625
       22  Petco Animal Supplies, Inc., Global Senior Subordinated
             Notes (Callable 11/01/06 @ $105.38)                       (B , B2)       11/01/11        10.750           25,850
      100  United Auto Group, Inc., Global Company Guaranteed
             Notes (Callable 03/15/07 @ $104.81)                       (B , B3)       03/15/12         9.625          111,000
                                                                                                              ---------------
                                                                                                                      858,574
                                                                                                              ---------------
SATELLITE (1.2%)
      100  Pegasus Communications Corp., Series B, Senior Notes
             (Callable 12/01/04 @ $101.63)!                           (CCC- , Ca)     12/01/06         9.750           91,500
      250  Pegasus Satellite Communication, Global Senior
             Discount Notes (Callable 03/01/04 @ $106.75)+            (CCC- , C)      03/01/07        13.500          207,500
                                                                                                              ---------------
                                                                                                                      299,000
                                                                                                              ---------------
SECONDARY OIL & GAS PRODUCERS (3.4%)
      100  Belden & Blake Corp., Series B, Company Guaranteed
             Notes (Callable 06/15/04 @ $101.65)                     (CCC- , Caa3)    06/15/07         9.875           99,500
      116  Chesapeake Energy Corp., Senior Notes
             (Callable 01/15/09 @ $103.44)                            (BB- , Ba3)     01/15/16         6.875          120,495
      100  Continental Resources, Inc., Company Guaranteed
             Notes (Callable 08/01/04 @ $103.42)                     (CCC+ , Caa1)    08/01/08        10.250          103,500
      100  Magnum Hunter Resources, Inc., Global Company
             Guaranteed Notes (Callable 03/15/07 @ $104.80)            (B+ , B2)      03/15/12         9.600          112,000

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
SECONDARY OIL & GAS PRODUCERS
$     100  Plains Exploration & Production Co., Series B, Global
             Company Guaranteed Notes
             (Callable 07/01/07 @ $104.38)                             (B , B2)       07/01/12         8.750  $       112,250
      100  Swift Energy Co., Senior Subordinated Notes
             (Callable 05/01/07 @ $104.69)                             (B , B3)       05/01/12         9.375          112,000
      100  Vintage Petroleum, Inc., Global Senior Subordinated
             Notes (Callable 05/15/06 @ $103.94)                       (B , B1)       05/15/11         7.875          107,000
      100  Wiser Oil Co., Company Guaranteed Notes
             (Callable 05/15/04 @ $101.58)                           (CCC+ , Caa3)    05/15/07         9.500          100,500
                                                                                                              ---------------
                                                                                                                      867,245
                                                                                                              ---------------
SERVICES (3.9%)
      100  Affinity Group, Inc., Rule 144A, Senior Subordinated
             Notes (Callable 02/15/08 @ $104.50)++                     (B- , B3)      02/15/12         9.000          103,500
      250  Ameriserve Finance Trust, Rule 144A, Secured Notes
             (Callable 09/15/04 @ $103.00)@,++                         (NR , NR)      09/15/06        12.000           13,125
      100  IESI Corp., Global Company Guaranteed Notes
             (Callable 06/15/07 @ $105.12)                             (B- , B3)      06/15/12        10.250          109,500
      100  Iron Mountain, Inc., Company Guaranteed Notes
             (Callable 01/15/08 @ $103.88)                             (B , B3)       01/15/15         7.750          106,000
      100  La Petite Academy, Inc., Series B, Company Guaranteed
             Notes (Callable 05/15/04 @ $103.33)                       (CC , Ca)      05/15/08        10.000           77,500
      100  LNR Property Corp., Rule 144A, Senior Subordinated
             Notes (Callable 10/15/08 @ $103.62)++                    (B+ , Ba3)      10/15/13         7.250          105,000
      100  Morton's Restaurant Group, Inc., Global Secured Notes
             (Callable 07/01/07 @ $105.30)                             (B , B2)       07/01/10         7.500           96,500
      175  Muzak LLC/Muzak Finance, Global Senior Notes
             (Callable 02/15/06 @ $105.00)                             (B- , B3)      02/15/09        10.000          185,063
      100  NationsRent, Inc., Rule 144A, Secured Notes
             (Callable 10/15/07 @ $104.75)++                          (BB- , B2)      10/15/10         9.500          108,500
      100  United Rentals North America, Inc., Rule 144A,
             Senior Subordinated Notes
             (Callable 11/15/08 @ $103.88)++                           (B+ , B2)      11/15/13         7.750           99,750
                                                                                                              ---------------
                                                                                                                    1,004,438
                                                                                                              ---------------
TECHNOLOGY (1.6%)
      100  Lucent Technologies, Inc., Notes!                          (B- , Caa1)     07/15/06         7.250          103,750
      100  Lucent Technologies, Inc., Notes!                          (B- , Caa1)     11/15/08         5.500           96,750
      100  Seagate Technology HDD Holdings, Global Company
             Guaranteed Notes (Callable 05/15/06 @ $104.00)           (BB+ , Ba2)     05/15/09         8.000          108,750
      100  Solectron Corp., Senior Notes
             (Callable 02/15/06 @ $104.81)!                            (B+ , B1)      02/15/09         9.625          111,500
                                                                                                              ---------------
                                                                                                                      420,750
                                                                                                              ---------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.8%)
      700  Advanced Glassfiber Yarns LLC, Senior Subordinated
             Notes (Callable 01/15/05 @ $103.38)@                      (NR , NR)      01/15/09         9.875           45,500
      100  BGF Industries, Inc., Series B, Senior Subordinated
             Notes (Callable 01/15/05 @ $103.50)                       (CC , Ca)      01/15/09        10.250           78,500
      100  Levi Strauss & Co., Global Senior Notes
             (Callable 12/15/07 @ $106.12)                            (CCC , Ca)      12/15/12        12.250           69,500
                                                                                                              ---------------
                                                                                                                      193,500
                                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
TOWER (0.8%)
$     100  Crown Castle International Corp., Rule 144A, Senior
             Notes (Callable 12/01/08 @ $103.75)++                    (CCC , B3)      12/01/13         7.500  $       100,750
      150  SBA Telecommunications/SBA Communications Corp.,
             Rule 144A, Senior Discount Notes
             (Callable 12/15/07 @ $104.88)++, +                      (CCC- , Caa1)    12/15/11         9.750          104,250
                                                                                                              ---------------
                                                                                                                      205,000
                                                                                                              ---------------
TRANSPORTATION/OTHER (0.4%)
      100  Overseas Shipholding Group, Inc., Global Senior Notes
             (Callable 03/15/08 @ $104.12)                            (BB+ , Ba1)     03/15/13         8.250          109,500
                                                                                                              ---------------
UTILITIES (3.5%)
       48  AES Corp., Senior Unsecured Notes                           (B- , B3)      06/01/09         9.500           52,560
      100  Aquila, Inc., Senior Notes                                 (B , Caa1)      11/15/09         7.625           96,500
      100  Calpine Corp., Senior Notes!                              (CCC+ , Caa1)    04/15/09         7.750           74,750
      100  CMS Energy Corp., Senior Notes!                             (B+ , B3)      01/15/09         7.500          103,625
      150  Cogentrix Energy, Inc., Series B, Company
             Guaranteed Notes                                         (B+ , Ba3)      10/15/08         8.750          164,625
      100  Edison Mission Energy, Senior Notes                         (B , B2)       06/15/09         7.730           96,500
      100  Mirant Americas Generation LLC, Senior Notes0               (D , NR)       05/01/06         7.625           81,000
      100  Mirant Corp., Rule 144A, Senior Notes++, @, !                (NR , NR)     07/15/04         7.400           62,500
       50  Nevada Power Co., Series E, Global Notes
             (Callable 10/15/06 @ $105.44)                            (NR , Ba2)      10/15/09        10.875           58,750
      100  Sierra Pacific Resources, Notes                             (B- , B2)      05/15/05         8.750          104,000
                                                                                                              ---------------
                                                                                                                      894,810
                                                                                                              ---------------
WIRELESS (4.2%)
      107  AirGate PCS, Inc., Secured Notes
             (Callable 01/01/06 @ $104.69)                             (NR , NR)      09/01/09         9.375          103,935
      100  Alamosa Delaware, Inc., Rule 144A, Senior Notes
             (Callable 01/31/08 @ $104.25)++                         (CCC , Caa1)     01/31/12         8.500           96,000
      100  Centennial Cellular Corp., Senior Subordinated Notes
             (Callable 12/15/04 @ $103.58)!                          (CCC , Caa3)     12/15/08        10.750          105,500
      100  Centennial Communications Corp., Rule 144A, Senior
             Notes (Callable 02/01/09 @ $104.06)++                   (CCC , Caa1)     02/01/14         8.125           94,500
      600  iPCS, Inc., Senior Discount Notes
             (Callable 07/15/05 @ $107.00)@, +                         (NR , NR)      07/15/10        14.000          165,000
      150  Nextel Partners, Inc., Global Senior Notes
             (Callable 07/01/07 @ $104.06)                           (CCC+ , Caa1)    07/01/11         8.125          159,000
      200  Triton PCS, Inc., Global Company Guaranteed Notes
             (Callable 11/15/06 @ $104.38)!                            (B- , B3)      11/15/11         8.750          201,000
      150  U.S. Unwired, Inc., Series B, Company Guaranteed Notes
             (Callable 11/01/04 @ $106.69)+                           (C , Caa2)      11/01/09        13.375          139,500
                                                                                                              ---------------
                                                                                                                    1,064,435
                                                                                                              ---------------
TOTAL CORPORATE BONDS (Cost $24,842,750)                                                                           23,188,584
                                                                                                              ---------------
FOREIGN BONDS (2.7%)
CABLE (0.4%)
      100  Comcast UK Cable Partners, Ltd., Yankee
             Debentures (Bermuda)+                                    (C , Caa2)      11/15/07        11.200          101,125
                                                                                                              ---------------
CHEMICALS (0.4%)
      100  Acetex Corp., Global Senior Notes
             (Callable 08/01/05 @ $105.44) (Canada)                    (B+ , B2)      08/01/09        10.875          110,750
                                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                 RATINGS+
  (000)                                                             (S&P / MOODY'S)   MATURITY        RATE%        VALUE
---------                                                           ---------------   --------       -------  ---------------
CONTAINERS (0.5%)
$     100  Crown European Holdings SA, Global Secured Notes
             (Callable 03/01/08 @ $105.44) (France)                    (B , B2)       03/01/13        10.875  $       117,000
                                                                                                              ---------------
INDUSTRIAL - OTHER (0.0%)
      504  International Utility Structures, Inc., Subordinated
             Notes (Callable 02/01/05 @ $102.17) (Canada)##            (NR , NR)      02/01/08        13.000            5,040
                                                                                                              ---------------
PAPER & FOREST PRODUCTS (1.0%)
      100  Ainsworth Lumber Company, Ltd., Yankee Senior
             Notes (Canada)                                            (B+ , B3)      07/15/07        12.500          129,500
      118  Doman Industries, Ltd., Yankee Company
             Guaranteed Notes (Canada)@                                (D , NR)       07/01/04        12.000          126,312
                                                                                                              ---------------
                                                                                                                      255,812
                                                                                                              ---------------
SECONDARY OIL & GAS PRODUCERS (0.4%)
      100  Compton Petroleum Corp., Global Senior Notes
             (Callable 05/15/06 @ $104.95) (Canada)                    (B , B2)       05/15/09         9.900          111,500
                                                                                                              ---------------
TOTAL FOREIGN BONDS (Cost $1,063,872)                                                                                 701,227
                                                                                                              ---------------

 NUMBER
OF SHARES
---------
COMMON STOCKS (1.9%)
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (0.0%)
  413,097  Cambridge Industries Liquidating Trust*                                                                      4,131
                                                                                                              ---------------
ENERGY - OTHER (0.0%)
    3,914  Eagle Geophysical, Inc.*, ^                                                                                  9,785
                                                                                                              ---------------
INDUSTRIAL - OTHER (0.0%)
      287  First Wave Marine, Inc.*, ^                                                                                  1,794
                                                                                                              ---------------
RETAIL-FOOD & DRUG (0.1%)
      682  Archibald Candy Corp.*, ^                                                                                   17,050
                                                                                                              ---------------
RETAIL STORES (0.2%)
    8,710  Safelite Glass Corp., Class B*, ^                                                                           43,550
      588  Safelite Realty Corp.*, ^                                                                                    5,880
                                                                                                              ---------------
                                                                                                                       49,430
                                                                                                              ---------------
SECONDARY OIL & GAS PRODUCERS (0.4%)
    3,135  Southwest Royalties, Inc.*, ^                                                                              109,725
                                                                                                              ---------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.5%)
   24,285  HCI Direct, Inc.*, ^                                                                                       121,425
    2,800  Worldtex, Inc*, ^                                                                                            5,600
                                                                                                              ---------------
                                                                                                                      127,025
                                                                                                              ---------------
WIRELESS (0.7%)
    4,405  AirGate PCS, Inc.*                                                                                          88,056
   19,309  Dobson Communications Corp., Class A*                                                                       78,008
                                                                                                              ---------------
                                                                                                                      166,064
                                                                                                              ---------------
TOTAL COMMON STOCKS (Cost $1,762,107)                                                                                 485,004
                                                                                                              ---------------
PREFERRED STOCKS (1.8%)
BROADCAST/OUTDOOR (1.1%)
    2,772  Paxson Communications Corp.*                                                                               262,671
                                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

   PAR
  (000)                                                                                                            VALUE
---------                                                                                                     ---------------
CABLE (0.0%)
        8  Adelphia Business Solutions, Inc., Series B*, @                                                    $             0
   11,890  DIVA Systems Corp., Series C*, ^                                                                                 0
                                                                                                              ---------------
                                                                                                                            0
                                                                                                              ---------------
ENERGY - OTHER (0.1%)
      150  Metretek Technologies, Inc., Series B*, ^                                                                   30,000
                                                                                                              ---------------
GAMING (0.0%)
    1,145  Peninsula Gaming LLC*                                                                                        6,871
                                                                                                              ---------------
RESTAURANTS (0.0%)
   10,084  AmeriKing, Inc.*, ^                                                                                              0
                                                                                                              ---------------
SERVICES (0.0%)
   14,036  Source Media, Inc.*                                                                                             14
                                                                                                              ---------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.1%)
      857  Worldtex, Inc*, ^                                                                                           25,710
                                                                                                              ---------------
WIRELESS (0.5%)
      300  Dobson Communications Corp., Rule 144A++, *                                                                 41,473
      880  Rural Cellular Corp., Series B*                                                                             81,180
                                                                                                              ---------------
                                                                                                                      122,653
                                                                                                              ---------------
TOTAL PREFERRED STOCKS (Cost $1,147,718)                                                                              447,919
                                                                                                              ---------------
WARRANTS (0.0%)
CABLE (0.0%)
    7,581  DIVA Systems Corp., Rule 144A, strike $0.01 expires March 2008*,++, ^                                            0
                                                                                                              ---------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.0%)
      500  Carrier1 International, Rule 144A, strike $6.71 expires February 2009++, *                                       5
    2,960  Loral Space & Communications, Ltd., strike $2.37 expires December 2006*                                         29
                                                                                                              ---------------
                                                                                                                           34
                                                                                                              ---------------
ENERGY - OTHER (0.0%)
   15,000  Metretek Technologies, Inc., strike $3.58 expires December 2004*, ^                                            150
                                                                                                              ---------------
RESTAURANTS (0.0%)
      176  New World Restaurant Group, Inc., strike $13.00 expires June 2006*                                               2
                                                                                                              ---------------
RETAIL STORES (0.0%)
   21,345  Safelite Glass Corp., Class A, strike $6.50 expires January 2010*, ^                                           214
   14,230  Safelite Glass Corp., Class B, strike $6.50 expires January 2010*, ^                                           142
                                                                                                              ---------------
                                                                                                                          356
                                                                                                              ---------------
TECHNOLOGY (0.0%)
      500  Orbital Imaging Corp., Rule 144A, strike $1.00 expires March 2005++, *                                           0
                                                                                                              ---------------
WIRELESS (0.0%)
      500  AirGate PCS, Inc., strike $0.01 expires October 2009*                                                        4,125
      500  iPCS, Inc., Rule 144A, strike $5.50 expires July 2010++, *                                                       5
                                                                                                              ---------------
                                                                                                                        4,130
                                                                                                              ---------------
TOTAL WARRANTS (Cost $53,765)                                                                                           4,672
                                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

   PAR
  (000)                                                                               MATURITY        RATE%        VALUE
---------                                                                             --------       -------  ---------------
SHORT-TERM INVESTMENTS (11.3%)
$   2,708  Deutsche Bank Tri-Party Repurchase Agreement (Agreement
             dated 2/27/04, to be repurchased at $2,752,180,
             collateralized by $2,175,000 Federal Home Loan
             Mortgage Corporation 3.05% due 1/19/07 and $546,070
             Federal National Mortgage Association 2.50% due
             5/20/08. Market Value of collateral is $2,762,822)~                      03/01/04         1.050  $     2,708,155
      179  State Street Bank and Trust Co. Euro Time Deposit                          03/01/04         0.750          179,000
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,887,155)                                                                      2,887,155
                                                                                                              ---------------
TOTAL INVESTMENTS AT VALUE (108.5%) (Cost $31,757,367)                                                             27,714,561

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.5%)                                                                      (2,177,992)
                                                                                                              ---------------
NET ASSETS (100.0%)                                                                                           $    25,536,569
                                                                                                              ===============

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

+ Step Bond -- The interest rate is as of February 29, 2004 and will reset at a future date.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2004 these securities amounted to a value of $2,535,458 or 9.9% of net assets.

@    Security in default.

*    Non-income producing security.

!    Security or portion thereof is out on loan.

~ Represents security purchased with cash collateral received for securities on loan.

^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.

##   Company filed for bankruptcy on 12/3/02.

                 See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 29, 2004 (UNAUDITED)

                                                                                      FIXED                  HIGH
                                                                                   INCOME FUND            YIELD FUND
                                                                                -----------------     -----------------
ASSETS
   Investments at value, including collateral for securities on loan of
     $1,691,553 and $2,708,155, respectively (cost $157,428,892 and
     $31,757,367, respectively) (Note 1)                                        $     160,701,952(1)  $      27,714,561(2)
   Cash                                                                                        --                   554
   Unrealized appreciation on forward currency contracts (Note 1)                       5,932,514                    --
   Receivable for investments sold                                                      4,760,970                    64
   Dividend and interest receivable                                                     1,145,168               553,964
   Receivable for fund shares sold                                                        231,543                    --
   Variation margin receivable                                                            331,052                    --
   Receivable from investment adviser                                                          --                 5,862
   Prepaid expenses and other assets                                                       29,436                29,516
                                                                                -----------------     -----------------
     Total Assets                                                                     173,132,635            28,304,521
                                                                                -----------------     -----------------
LIABILITIES
   Due to Custodian                                                                         8,762                    --
   Advisory fee payable (Note 2)                                                           19,766                    --
   Administrative services fee payable (Note 2)                                            13,051                 2,613
   Payable for investments purchased                                                   30,364,278                    --
   Unrealized depreciation on forward currency contracts (Note 1)                       5,946,618                    --
   Payable upon return of securities loaned (Note 1)                                    1,691,553             2,708,155
   Outstanding options written, at value (premiums
     received $217,209 and $0, respectively) (Note 1)                                     145,218                    --
   Payable for fund shares redeemed                                                        12,610                 9,913
   Commitment fees payable (Note 3)                                                         2,423                 1,011
   Other accrued expenses payable                                                          84,717                46,260
                                                                                -----------------     -----------------
     Total Liabilities                                                                 38,288,996             2,767,952
                                                                                -----------------     -----------------
NET ASSETS
   Capital stock, $0.001 par value (Note 5)                                                 9,215                 2,499
   Paid-in capital (Note 5)                                                           164,821,144            77,023,023
   Undistributed net investment income (loss)                                             552,945              (571,847)
   Accumulated net realized loss from investments, futures transactions,
     options written and foreign currency transactions                                (33,997,459)          (46,874,300)
   Net unrealized appreciation (depreciation) from investments, futures
     transactions, options written and foreign currency translations                    3,457,794            (4,042,806)
                                                                                -----------------     -----------------
     Net Assets                                                                 $     134,843,639     $      25,536,569
                                                                                =================     =================
   Shares outstanding                                                                   9,214,570             2,498,664
                                                                                -----------------     -----------------
   Net asset value, offering price, and redemption price per share              $           14.63     $           10.22
                                                                                =================     =================

(1)  Including $1,642,602 of securities on loan.

(2)  Including $2,588,334 of securities on loan.

                 See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                            STATEMENTS OF OPERATIONS

        FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)

                                                                                      FIXED                  HIGH
                                                                                   INCOME FUND            YIELD FUND
                                                                                -----------------     -----------------
INVESTMENT INCOME (NOTE 1)
   Interest                                                                     $       2,973,740     $       1,279,855
   Dividends                                                                                7,945                17,303
   Securities lending                                                                       5,118                 6,607
                                                                                -----------------     -----------------
     Total investment income                                                            2,986,803             1,303,765
                                                                                -----------------     -----------------
EXPENSES
   Investment advisory fees (Note 2)                                                      258,431                92,782
   Administrative services fees (Note 2)                                                   53,938                21,998
   Custodian fees                                                                          30,888                15,500
   Legal fees                                                                              24,474                23,007
   Printing fees (Note 2)                                                                  17,448                 9,205
   Audit fees                                                                              14,335                11,135
   Directors' fees                                                                          9,672                 9,672
   Registration fees                                                                        9,421                10,948
   Insurance expense                                                                        7,888                 5,954
   Transfer agent fees                                                                      3,044                 3,617
   Commitment fees (Note 3)                                                                 2,797                   840
   Interest expense (Note 3)                                                                   --                 3,471
   Miscellaneous expense                                                                    7,579                 5,020
                                                                                -----------------     -----------------
     Total expenses                                                                       439,915               213,149
   Less: fees waived and expenses reimbursed (Note 2)                                    (129,797)             (120,367)
                                                                                -----------------     -----------------
     Net expenses                                                                         310,118                92,782
                                                                                -----------------     -----------------
        Net investment income                                                           2,676,685             1,210,983
                                                                                -----------------     -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY RELATED ITEMS

   Net realized gain (loss) from investments                                            1,693,293            (1,702,338)
   Net realized gain from futures contracts                                                57,204                    --
   Net realized gain from options written                                                  32,037                    --
   Net realized loss from foreign currency transactions                                   (43,975)                   --
   Net change in unrealized appreciation (depreciation) from investments                2,575,447             3,592,732
   Net change in unrealized appreciation (depreciation) from futures
     contracts                                                                             98,193                    --
   Net change in unrealized appreciation (depreciation) from options
     written                                                                               71,991                    --
   Net change in unrealized appreciation (depreciation) from foreign
     currency translations                                                                138,610                    --
                                                                                -----------------     -----------------
   Net realized and unrealized gain from investment, futures contracts,
     options written and foreign currency related items                                 4,622,800             1,890,394
                                                                                -----------------     -----------------
   Net increase in net assets resulting from operations                         $       7,299,485     $       3,101,377
                                                                                =================     =================

                 See Accompanying Notes to Financial Statements.

                      CREDIT SUISSE INSTITUTIONAL FUNDS
                     STATEMENTS OF CHANGES IN NET ASSETS

                                                      FIXED INCOME FUND  HIGH                        YIELD FUND
                                               ------------------------------------   -------------------------------------
                                                FOR THE SIX MONTHS                    FOR THE SIX MONTHS
                                                      ENDED          FOR THE YEAR            ENDED           FOR THE YEAR
                                                FEBRUARY 29, 2004        ENDED         FEBRUARY 29, 2004         ENDED
                                                   (UNAUDITED)      AUGUST 31, 2003     (UNAUDITED)         AUGUST 31, 2003
                                               -------------------  ---------------   -------------------   ---------------
FROM OPERATIONS
   Net investment income                       $         2,676,685  $     9,088,823   $         1,210,983   $     7,580,121
   Net realized gain (loss) from investments,
     futures contracts, options written and
     foreign currency transactions                       1,738,559       (4,119,630)           (1,702,338)       (6,051,826)
   Net change in unrealized appreciation
     (depreciation) from investments, futures
     contracts, options written and foreign
     currency translations                               2,884,241       13,994,978             3,592,732        11,745,307
                                               -------------------  ---------------   -------------------   ---------------
     Net increase in net assets
        resulting from operations                        7,299,485       18,964,171             3,101,377        13,273,602
                                               -------------------  ---------------   -------------------   ---------------
FROM DIVIDENDS
   Dividends from net investment income                 (3,876,889)     (13,658,022)           (3,014,428)       (9,351,559)
                                               -------------------  ---------------   -------------------   ---------------
     Net decrease in net assets from dividends          (3,876,889)     (13,658,022)           (3,014,428)       (9,351,559)
                                               -------------------  ---------------   -------------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Proceeds from sale of shares                          4,841,771       18,386,288             5,806,537        23,594,172
   Reinvestment of dividends                             3,748,466       13,267,833             2,985,879         3,822,498
   Net asset value of shares redeemed                  (18,409,449)    (171,583,121)          (10,072,007)      (91,455,967)
                                               -------------------  ---------------   -------------------   ---------------
     Net decrease in net assets from capital
        share transactions                              (9,819,212)    (139,929,000)           (1,279,591)      (64,039,297)
                                               -------------------  ---------------   -------------------   ---------------
   Net decrease in net assets                           (6,396,616)    (134,622,851)           (1,192,642)      (60,117,254)
NET ASSETS
   Beginning of period                                 141,240,255      275,863,106            26,729,211        86,846,465
                                               -------------------  ---------------   -------------------   ---------------
   End of period                               $       134,843,639  $   141,240,255   $        25,536,569   $    26,729,211
                                               ===================  ===============   ===================   ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)     $           552,945  $     1,753,149   $          (571,847)  $     1,231,598
                                               ===================  ===============   ===================   ===============

                 See Accompanying Notes to Financial Statements.

                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS
      (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT
                                  EACH PERIOD)

                                                     FOR THE SIX MONTHS
                                                            ENDED
                                                      FEBRUARY 29, 2004
                                                         (UNAUDITED)
                                                     -------------------
PER SHARE DATA
Net asset value, beginning of period                 $             14.27
                                                     -------------------
INVESTMENT OPERATIONS
  Net investment income                                             0.28
  Net gain (loss) on investments, future contracts,
    options written and foreign currency related
    items (both realized and unrealized)                            0.48
                                                     -------------------
    Total from investment operations                                0.76
                                                     -------------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                             (0.40)
  Distributions from net realized gains                               --
                                                     -------------------
    Total dividends and distributions                              (0.40)
                                                     -------------------
NET ASSET VALUE, END OF PERIOD                       $             14.63
                                                     ===================
    Total return(2)                                                 5.48%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                   $           134,844
    Ratio of expenses to average net assets(3)                      0.45%(4)
    Ratio of net investment income to average
      net assets                                                    3.87%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                          0.19%(4)
  Portfolio turnover rate                                            144%

                                                                          FOR THE YEAR ENDED AUGUST 31,
                                                     ------------------------------------------------------------------
                                                        2003         2002(1)        2001          2000           1999
                                                     ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
Net asset value, beginning of period                 $    14.12    $    15.79    $    14.95    $    15.01    $    15.72
                                                     ----------    ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income                                    0.67          0.83          1.02          0.94          0.93
  Net gain (loss) on investments, future contracts,
    options written and foreign currency related
    items (both realized and unrealized)                   0.35         (1.27)         0.85         (0.01)        (0.56)
                                                     ----------    ----------    ----------    ----------    ----------
    Total from investment operations                       1.02         (0.44)         1.87          0.93          0.37
                                                     ----------    ----------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.87)        (0.83)        (1.03)        (0.97)        (0.91)
  Distributions from net realized gains                      --         (0.40)           --         (0.02)        (0.17)
                                                     ----------    ----------    ----------    ----------    ----------
    Total dividends and distributions                     (0.87)        (1.23)        (1.03)        (0.99)        (1.08)
                                                     ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                       $    14.27    $    14.12    $    15.79    $    14.95    $    15.01
                                                     ==========    ==========    ==========    ==========    ==========
    Total return(2)                                        7.40%        (2.92)%       13.02%         6.43%         2.37%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                   $  141,240    $  275,863    $  532,627    $  440,345    $  350,844
    Ratio of expenses to average net assets(3)             0.45%         0.45%         0.45%         0.45%         0.44%
    Ratio of net investment income to average
      net assets                                           4.18%         5.41%         6.71%         6.51%         5.90%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.14%         0.05%         0.06%         0.11%         0.18%
  Portfolio turnover rate                                   519%          526%          449%          520%          569%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 5.37% to 5.41%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended February 29, 2004, and for the years ended August 2003, 2002, 2001, 2000 and 1999, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

                                 CREDIT SUISSE
                        INSTITUTIONAL HIGH YIELD FUND
                             FINANCIAL HIGHLIGHTS
      (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT
                                  EACH PERIOD)

                                                     FOR THE SIX MONTHS
                                                            ENDED
                                                      FEBRUARY 29, 2004
                                                         (UNAUDITED)
                                                     -------------------
PER SHARE DATA
Net asset value, beginning of period                 $             10.26
                                                     -------------------
INVESTMENT OPERATIONS
  Net investment income                                             0.54
  Net gain (loss) on investments
    (both realized and unrealized)                                  0.66
                                                     -------------------
    Total from investment operations                                1.20
                                                     -------------------
LESS DIVIDENDS
  Dividends from net investment income                             (1.24)
                                                     -------------------
NET ASSET VALUE, END OF PERIOD                       $             10.22
                                                     ===================
    Total return(1)                                                12.05%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                   $            25,537
    Ratio of expenses to average net assets(2)                    0.70%(4)
    Ratio of net investment income to average
      net assets                                                  9.11%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        0.91%(4)
  Portfolio turnover rate                                             13%

                                                                          FOR THE YEAR ENDED AUGUST 31,
                                                     --------------------------------------------------------------------
                                                        2003         2002(1)          2001          2000           1999
                                                     ----------    ----------      ----------    ----------    ----------
PER SHARE DATA
Net asset value, beginning of period                 $     9.90    $    11.84      $    14.11    $    15.32    $    16.60
                                                     ----------    ----------      ----------    ----------    ----------
INVESTMENT OPERATIONS
  Net investment income                                    1.14          1.17            1.40          1.41          1.42
  Net gain (loss) on investments
    (both realized and unrealized)                         0.41         (1.94)          (2.21)        (1.13)        (1.33)
                                                     ----------    ----------      ----------    ----------    ----------
    Total from investment operations                       1.55         (0.77)          (0.81)         0.28          0.09
                                                     ----------    ----------      ----------    ----------    ----------
LESS DIVIDENDS
  Dividends from net investment income                    (1.19)        (1.17)          (1.46)        (1.49)        (1.37)
                                                     ----------    ----------      ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                       $    10.26    $     9.90      $    11.84    $    14.11    $    15.32
                                                     ==========    ==========      ==========    ==========    ==========
    Total return(1)                                       16.96%        (6.88)%         (5.71)%        1.84%         0.67%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                   $   26,729    $   86,846      $   98,008    $   94,333    $   95,129
    Ratio of expenses to average net assets(2)             0.70%         0.70%          0.70%         0.70%         0.69%
    Ratio of net investment income to average
      net assets                                          10.15%        10.15%(3)      11.06%         9.59%         9.10%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.40%         0.27%          0.30%         0.45%         0.35%
  Portfolio turnover rate                                    56%           52%            20%           31%           40%

(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(2) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended February 29, 2004, and for the years ended August 2003, 2002, 2001, 2000 and 1999, there was no effect on the net operating expense ratio because of transfer agent credits.

(3) During the year ended August 31, 2002, the Fund experienced an increase in its interest income of 0.67% as a result of additional accretion income not accrued in prior periods. The Fund's net investment income ratio disclosed above excludes the effect of the increase.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 29, 2004 (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Institutional Funds are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, and are currently comprised of Credit Suisse Institutional Fixed Income Fund ("Fixed Income"), and Credit Suisse Institutional High Yield Fund ("High Yield") (each, a "Fund" and collectively, the "Funds"). Each Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

     Fixed Income and High Yield seek high total return as their investment objective.

     Fixed Income and High Yield are each authorized to offer three classes of shares, Common Class, Advisor Class and Institutional Class shares, although each Fund currently offers only Institutional Class shares.

          A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors.

          B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

          C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

          D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

          E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

          F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

          G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

          H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At February 29, 2004, Fixed Income had the following open forward foreign currency contracts:

                                                           FOREIGN CURRENCY
                                          EXPIRATION            TO BE            CONTRACT          CONTRACT       UNREALIZED
     FORWARD FOREIGN CURRENCY CONTRACT       DATE          PURCHASED/(SOLD)       AMOUNT             VALUE        GAIN (LOSS)
     --------------------------------     ----------       ----------------      --------          --------       -----------
         Australian Dollar                  4/2/04        A$        954,000    $    705,578       $    732,782    $    27,204
         European Economic Unit             4/2/04        EURO      547,000         690,210            679,862        (10,348)
         European Economic Unit             4/2/04        EURO      269,000         342,684            334,337         (8,347)
         European Economic Unit             4/2/04        EURO      103,000         131,214            128,018         (3,196)
         European Economic Unit             4/2/04        EURO     (547,000)       (686,906)          (679,862)         7,044
         European Economic Unit             4/2/04        EURO     (103,000)       (129,344)          (128,018)         1,326
         European Economic Unit             4/2/04        EURO     (269,000)       (341,417)          (334,338)         7,079
         European Economic Unit             4/2/04        EURO     (250,000)       (317,303)          (310,723)         6,580
         Japanese Yen                       4/2/04        Y     107,800,000       1,011,248            988,004        (23,244)
         Japanese Yen                       4/2/04        Y      74,000,000         699,578            678,222        (21,356)
         Japanese Yen                       4/2/04        Y     (92,600,000)       (851,847)          (848,693)         3,154
                                                                               ------------       ------------    -----------
                                                                               $  1,253,695       $  1,239,591    $   (14,104)
                                                                               ============       ============    ===========

          I) TBA PURCHASE COMMITMENTS -- Each Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

          J) FUTURES -- Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At February 29, 2004, Fixed Income had the following open futures contracts:

                                                                                                         UNREALIZED
     FUTURES                              NUMBER OF   EXPIRATION     CONTRACT          CONTRACT        APPRECIATION/
     CONTRACTS                            CONTRACTS      DATE         AMOUNT            VALUE          (DEPRECIATION)
     ---------------------------------    ---------   ----------   -------------    --------------     --------------
     S&P 500 Index Futures                    1        03/18/04    $    285,508     $      286,150      $       642
     US Treasury Bonds Futures               35        06/21/04        3,922,091         3,935,313           13,222
     US Treasury 2 Year Notes Futures        76        06/29/04       16,284,572        16,304,375           19,803
     Euro Futures                            48        03/19/04        6,535,765         6,710,706          174,941
                                                                   -------------    --------------      -----------
                                                                      27,027,936        27,236,544          208,608
                                                                   -------------    --------------      -----------

     US Treasury 10 Year Notes Futures      (51)       06/30/04       (5,761,571)       (5,807,625)         (46,054)
     US Treasury 5 Year Notes Futures       (51)       06/21/04       (5,696,952)       (5,732,719)         (35,767)
                                                                   -------------    --------------      -----------
                                                                     (11,458,523)      (11,540,344)         (81,821)
                                                                   -------------    --------------      -----------
                                                                   $  15,569,413    $   15,696,200      $  (126,787)
                                                                   =============    ==============      ===========

          K) OPTIONS -- Fixed Income may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

          When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

          Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity/index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from various broker dealers and inputs these prices to update the volatility.

          Transactions in written options for puts and calls for the six months ended February 29, 2004 were as follows:

                                                            NUMBER OF CONTRACTS          PREMIUMS RECEIVED
                                                            -------------------          -----------------
     Options outstanding at beginning of period                     --                      $       --
     Options written                                               351                         249,246
     Options expired                                               (59)                        (20,414)
     Options exercised                                             (59)                        (11,623)
                                                                  ----                      ----------
     Options outstanding at end of period                          233                      $  217,209
                                                                  ====                      ==========

          L) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by each Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

          The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans at February 29, 2004 are as follows:

                                  MARKET VALUE OF                 VALUE OF
     FUND                        SECURITIES LOANED          COLLATERAL RECEIVED
     -----------------       ------------------------       -------------------
     Fixed Income                $    1,642,602               $   1,691,553
     High Yield                       2,588,334                   2,708,155

          Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Funds to act as each Fund's securities lending agent. Securities lending income is accrued as earned.

          Effective March 17, 2004, SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities with the Funds receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement.

          M) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

          In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) each Funds' net asset value.

          The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

          The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for each Fund. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee schedule:

     FUND                                             ANNUAL RATE
     ------------------------            ----------------------------------
     Fixed Income                        0.375% of average daily net assets
     High Yield                          0.70% of average daily net assets

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     For the six months ended February 29, 2004, investment advisory fees earned, voluntarily waived, and expenses reimbursed for each Fund were as follows:

                                          GROSS                                     NET
                                        ADVISORY                                 ADVISORY                EXPENSE
     FUND                                  FEE               WAIVER                 FEE               REIMBURSEMENT
     ------------------------          -----------        ------------          -----------           -------------
     Fixed Income                      $   258,431        $   (129,797)         $   128,634             $      --
     High Yield                             92,782             (92,782)                  --               (27,585)

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Funds.

     No compensation is payable by the Funds to CSAMSI for co-administrative services.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

     AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
     --------------------------------              ----------------------------------
     First $5 billion                              0.050% of average daily net assets
     Next $5 billion                               0.035% of average daily net assets
     Over $10 billion                              0.020% of average daily net assets

     For the six months ended February 29, 2004, co-administrative service fees earned by SSB (including out-of-pocket expenses) were as follows:

     FUND                                               CO-ADMINISTRATION FEE
     ------------------------                           ---------------------
     Fixed Income                                            $   53,938
     High Yield                                                  21,998

     In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares without compensation.

     For the six months ended February 29, 2004, CSFB received fees for its securities lending activities as follows:

     FUND                                                      AMOUNT
     ------------------------                                 ---------
     Fixed Income                                             $   1,214
     High Yield                                                   2,202

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended February 29, 2004, Merrill was paid for its services to the Funds as follows:

     FUND                                                      AMOUNT
     ------------------------                                 ---------
     Fixed Income                                              $7,166
     High Yield                                                 7,166

NOTE 3. LINE OF CREDIT

     The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the

Federal Funds rate plus 0.50%. At February 29, 2004, the Funds had no loans outstanding under the Credit Facility. During the six months ended February 29, 2004, the Funds had borrowings under the Credit Facility as follows:

                                                                                                   MAXIMUM
                                                      AVERAGE DAILY     WEIGHTED AVERAGE         DAILY LOAN
     FUND                                             LOAN BALANCE        INTEREST RATE          OUTSTANDING
     ------------------------                         -------------     ----------------         -----------
     Fixed Income                                                --                   --                  --
     High Yield                                       $   1,185,953                 1.53%        $ 2,066,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the six months ended February 29, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                                                          U.S. GOVERNMENT AND
                                                       INVESTMENTS                        AGENCY OBLIGATIONS
                                              -------------------------------      -------------------------------
     FUND                                        PURCHASES         SALES              PURCHASES         SALES
     ------------------------                 --------------   --------------      --------------   --------------
     Fixed Income                             $  205,448,055   $  211,113,603      $  186,320,856   $  182,655,133
     High Yield                                    3,373,163        8,517,795                  --               --

     In connection with a review of the Funds, CSAM became aware of certain portfolio transactions undertaken on behalf of the Funds with respect to which the Funds paid commissions. Upon further analysis, CSAM believes that such transactions could have been effected in a more efficient manner for the Funds and, as a result, CSAM paid the amount of the commissions, with interest, to the Funds. The payment amount did not have a material effect on the Funds' net asset value per share.

     At February 29, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                             GROSS               GROSS              NET UNREALIZED
                                      IDENTIFIED           UNREALIZED          UNREALIZED            APPRECIATION
     FUND                                COST             APPRECIATION        DEPRECIATION          (DEPRECIATION)
     ------------------------       --------------        ------------       -------------          --------------
     Fixed Income                   $  157,202,226        $  3,779,826       $    (419,492)         $    3,360,334
     High Yield                         31,757,367           1,784,467          (5,827,273)             (4,042,806)

NOTE 5. CAPITAL SHARE TRANSACTIONS

     Fixed Income and High Yield are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each Fund were as follows:

                                                                         FIXED INCOME FUND
                                                      ------------------------------------------------------
                                                                        INSTITUTIONAL CLASS
                                                      ------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                                      FEBRUARY 29, 2004 (UNAUDITED)         AUGUST 31, 2003
                                                      -----------------------------       ------------------
     Shares sold                                                  334,095                      1,281,297
     Shares issued in reinvestment of dividends                   260,165                        936,435
     Shares redeemed                                           (1,275,059)                   (11,864,210)
                                                               ----------                    -----------
     Net decrease                                                (680,799)                    (9,646,478)
                                                               ==========                    ===========

                                                                        HIGH YIELD FUND
                                                      ------------------------------------------------------
                                                                      INSTITUTIONAL CLASS
                                                      ------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                                                      FEBRUARY 29, 2004 (UNAUDITED)         AUGUST 31, 2003
                                                      -----------------------------       ------------------
     Shares sold                                                  568,618                      2,400,294
     Shares issued in reinvestment of dividends                   299,074                        396,530
     Shares redeemed                                             (973,048)                    (8,965,487)
                                                               ----------                    -----------
     Net decrease                                                (105,356)                    (6,168,663)
                                                               ==========                    ===========

     On February 29, 2004, the number of shareholders that held 5% or more of the outstanding shares of each Fund was as follows:

                                                    NUMBER OF   APPROXIMATE PERCENTAGE
     FUND                                         SHAREHOLDERS   OF OUTSTANDING SHARES
     ------------------------                     ------------  ----------------------
     Fixed Income                                      3                   86%
     High Yield                                        3                   74%

     Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

NOTE 6. CONTINGENCIES

     In the normal course of business, each Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                              PRIVACY POLICY NOTICE
                                   (unaudited)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF FEBRUARY 11, 2004.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                                  PROXY VOTING
                                   (unaudited)

   The policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities are available:

   - By calling 1-800-222-8977

   - On the Funds' website, www.csam.com

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

                      P.O. Box 8500, Boston, MA 02266-8500
                                  800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIUS-3-0204

ITEM 2. CODE OF ETHICS.
Item 2 is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Item 3 is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Item 4 is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Item 5 of Form N-CSR is inapplicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.
Item 6 of Form N-CSR is not yet applicable to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Form 7 of Form N-CSR is inapplicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Item 8 of Form N-CSR is inapplicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially

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affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)   Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND, INC.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title:   Chief Executive Officer
               Date:   April 29, 2004

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title:   Chief Executive Officer
               Date:   April 29, 2004

               /s/ Michael A. Pignataro
               ------------------------
               Name:  Michael A. Pignataro
               Title:   Chief Financial Officer
               Date:   April 29, 2004